UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
June 30, 2018
MFS®  Alabama
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.1%
Airport Revenue – 2.6%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$ 1,060,400
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	76,025
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	48,301
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	345,000	350,517
		$ 1,535,243
General Obligations - General Purpose – 10.5%
Auburn, AL, “H”, 5.625%, 12/01/2033 (Prerefunded 12/01/2018)	$1,000,000	$ 1,017,160
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	475,000	414,618
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	150,256
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	158,406
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,820
Fort Payne, AL, General Obligation Warrants, “A”, 5%, 5/01/2047	750,000	850,177
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	277,839
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	64,319
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032	500,000	554,710
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039 (Prerefunded 2/01/2019)	795,000	811,433
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039	205,000	208,844
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	572,950
Puerto Rico Public Buildings Authority Rev., “H”, AAC, 5.5%, 7/01/2018	145,000	145,000
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,762
State of California, 6%, 11/01/2039	550,000	581,427
State of Illinois, 5%, 11/01/2027	130,000	138,571
State of Illinois, “D”, 5%, 11/01/2028	140,000	148,673
		$ 6,236,965
General Obligations - Schools – 4.9%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029	$200,000	$ 229,520
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030	1,000,000	1,147,600
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	278,270
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	274,700
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,002,440
		$ 2,932,530
Healthcare Revenue - Hospitals – 17.0%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	$1,215,000	$ 1,296,818
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	562,135
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	840,000
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	779,857
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	220,000	199,648
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	200,000	207,434
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	300,000	305,352
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	555,395
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	500,375
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	467,490
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	1,000,000	1,059,250
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	255,000	270,086
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	527,365
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	370,000	390,158
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	55,041
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	425,000	426,691
UAB Medicine Financing Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,148,470
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/2025 (Prerefunded 9/01/2018)	$500,000	$ 503,040
		$ 10,094,605
Healthcare Revenue - Long Term Care – 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$ 274,433
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	810,412
		$ 1,084,845
Industrial Revenue - Other – 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$290,000	$ 359,983
Industrial Revenue - Paper – 1.0%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$ 264,218
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	331,026
		$ 595,244
Miscellaneous Revenue - Other – 1.7%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$ 69,555
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	101,343
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	275,673
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	542,312
		$ 988,883
Port Revenue – 2.8%
Alabama Port Authority Docks Facilities Rev., 6%, 10/01/2040 (Prerefunded 10/01/2020)	$500,000	$ 545,625
Alabama Port Authority Docks Facilities Rev., Revenue Refunding, “A”, AGM, 5%, 10/01/2035	1,000,000	1,119,220
		$ 1,664,845
Sales & Excise Tax Revenue – 6.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$425,000	$ 463,645
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	325,000	340,873
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	569,480
Madison County, AL, Board of Education Capital Outlay Tax Anticipation Warrants, ASSD GTY, 5.125%, 9/01/2034 (Prerefunded 9/01/2018)	500,000	503,025
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	639,615
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	30,000	30,522
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	185,000	25,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	95,000	28,185
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	75,000	21,107
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	190,000	50,673
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	105,000	26,540
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	45,000	10,781
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	30,000	6,822
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	645,000	139,056
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	851,152
		$ 3,706,876
Secondary Schools – 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$ 202,067
State & Local Agencies – 11.2%
Alabama Incentives Financing Authority Special Obligation, ”A“, 5%, 9/01/2029	$1,000,000	$ 1,034,120
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	312,676
Alabama Public School & College Authority Rev., ”A“, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,028,750
Alabama Public School & College Authority Rev., ”B“, 5%, 6/01/2025	800,000	903,320
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	530,380
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), ”A“, ASSD GTY, 5%, 7/01/2030	385,000	407,396
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	315,000	327,543
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, ”A“, 5%, 6/01/2030	35,000	38,934
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Huntsville, AL, Public Building Authority Lease Redunding Rev., 5%, 10/01/2033	$500,000	$ 581,505
Montgomery County, AL, Public Building Authority Rev. Refunding Warrants (Facilities Project), 5%, 3/01/2027	525,000	595,350
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,262
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	255,000	289,917
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	188,487
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%,6/01/2033	350,000	392,287
		$ 6,641,927
Tax - Other – 4.8%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$95,000	$ 99,887
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	30,000	31,647
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	90,000	98,846
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	55,000	60,239
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	55,000	60,113
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	30,000	32,721
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	85,000	92,133
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	70,000	70,017
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	105,000	112,398
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	265,000	285,193
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	190,000	205,094
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	534,630
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036	1,000,000	1,138,660
		$ 2,821,578
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$ 99,592
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	194,566
		$ 294,158
Transportation - Special Tax – 4.0%
Alabama Federal Aid Highway Finance Authority Special Obligation, ”A“, 5%, 9/01/2035	$500,000	$ 577,765
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	145,000	161,066
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	125,000	127,359
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	325,000	342,274
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	310,000	345,269
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	120,000	121,278
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	330,000	358,373
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	105,000	118,599
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	80,000	89,117
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	5,000	5,553
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	35,000	35,697
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	105,000	115,770
		$ 2,398,120
Universities - Colleges – 13.9%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$ 1,333,943
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039	1,000,000	1,046,340
Auburn University, General Fee Rev., ”A“, 4%, 6/01/2036	1,000,000	1,048,370
Auburn University, General Fee Rev., ”A“, 5%, 6/01/2048	500,000	579,460
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), ”A“, 5%, 12/01/2034	500,000	559,820
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	110,000	111,640
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	890,000	903,270
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), ”A“, 5%, 7/01/2036	600,000	674,352
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	275,000	244,252
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	64,392
Troy University, Facilities Rev., ”A“, BAM, 5%, 11/01/2028	500,000	564,595
University of South Alabama, Facilities Rev., AGM, 4%, 11/01/2035	500,000	520,475
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	$500,000	$ 568,935
		$ 8,219,844
Utilities - Municipal Owned – 2.8%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), ”A“, ASSD GTY, 5%, 8/01/2037	$1,000,000	$ 1,052,790
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	230,000	248,365
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	134,814
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	10,000	10,001
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	50,000	49,999
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	5,000	5,001
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	30,000	30,008
Puerto Rico Electric Power Authority Rev., ”V“, 5.25%, 7/01/2033	35,000	35,568
Puerto Rico Electric Power Authority Rev., ”VV“, 5.25%, 7/01/2032	120,000	122,389
		$ 1,688,935
Utilities - Other – 1.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	$40,000	$ 47,416
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	75,000	90,077
Lower, AL, Gas District Project Rev., ”A“, 5%, 9/01/2046	500,000	604,150
		$ 741,643
Water & Sewer Utility Revenue – 11.2%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$ 1,139,040
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5%, 1/01/2030	500,000	566,810
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	285,079
Birmingham, AL, Waterworks Board Water Rev., ”A“, ASSD GTY, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	470,000	478,526
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	10,000	10,237
Cullman, AL, Utilities Board Water Rev., ”A“, AGM, 5%, 9/01/2035	1,000,000	1,130,920
Gadsden, AL, Water Works and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,038,960
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	27,441
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	130,498
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,068
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,459
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, ”A“, AGM, 5%, 10/01/2044	750,000	821,250
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, ”D“, 5%, 10/01/2021	300,000	321,864
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,488
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	21,790
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,078
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,110
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	543,105
		$ 6,662,723
Total Municipal Bonds		$58,871,014
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.9% (v)	405,096	$ 405,096
Other Assets, Less Liabilities – 0.2%		95,002
Net Assets – 100.0%		$59,371,112

4

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $405,096 and $58,871,014, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,871,014	$—	$58,871,014
Mutual Funds	405,096	—	—	405,096
Total	$405,096	$58,871,014	$—	$59,276,110
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	305,813	3,882,887	(3,783,604)	405,096
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$52	$19	$—	$2,586	$405,096

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Alabama	75.6%
Puerto Rico	6.3%
New York	3.3%
California	2.7%
Guam	2.3%
Massachusetts	1.8%
Illinois	1.7%
Colorado	1.1%
Pennsylvania	1.1%
South Carolina	1.0%
Florida	0.8%
New Hampshire	0.7%
Texas	0.6%
Virginia	0.5%
New Jersey	0.3%
Indiana	0.3%
Nebraska	0.2%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
June 30, 2018
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.6%
Airport Revenue – 1.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$ 255,226
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	171,738
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,030,000	1,046,470
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	660,000	737,299
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	104,664
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	116,839
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	87,557
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	136,430
		$ 2,656,223
General Obligations - General Purpose – 4.3%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$ 2,147,920
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,280,000	1,117,286
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	492,219
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	130,000	134,473
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	454,097
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	62,461
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	550,334
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	69,679
Puerto Rico Public Buildings Authority Rev., “H”, 5.5%, 7/01/2018	625,000	625,000
State of California, 6%, 11/01/2039	1,160,000	1,226,283
		$ 6,879,752
General Obligations - Schools – 5.3%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$3,000,000	$ 3,115,410
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	40,000	45,085
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	44,988
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	35,000	39,309
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	15,000	16,823
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,291
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,662
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,106,679
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,059,120
		$ 8,338,367
Healthcare Revenue - Hospitals – 15.9%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$ 1,125,620
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,500,000	1,686,915
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,806,046
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	600,000	544,494
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	555,000	575,629
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	549,450
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	451,370
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	540,172
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,048,200
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/2032 (Prerefunded 11/01/2018)	1,085,000	1,098,736
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,240,192
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	545,000	591,303
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	395,000	429,480
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	510,000	547,368
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	355,000	374,340
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	$490,000	$ 517,450
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5%, 3/01/2035	1,500,000	1,698,270
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5%, 3/01/2036	1,500,000	1,694,820
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), AGM, 4%, 3/01/2020	1,000,000	1,034,660
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), ASSD GTY, 5.5%, 3/01/2034 (Prerefunded 3/01/2019)	750,000	769,395
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), ASSD GTY, 5.5%, 3/01/2039 (Prerefunded 3/01/2019)	1,925,000	1,974,780
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	738,983
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,169,003
		$ 25,206,676
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 117,685
Miscellaneous Revenue - Other – 3.2%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$ 2,841,862
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,769,362
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	272,587
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	210,355
		$ 5,094,166
Sales & Excise Tax Revenue – 14.3%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$ 1,319,078
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	781,760
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,450,566
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	1,145,000	1,249,115
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	797,118
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	910,036
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,221,634
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	426,987
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,258,810
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,306,425
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,247,660
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,163,401
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	4,635,000	636,386
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	585,000	156,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	90,000	20,466
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,865,000	402,075
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,097,790
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,100,180
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,105,880
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	1,975,400
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,935,864
		$ 22,562,651
Secondary Schools – 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$ 738,780
Single Family Housing - State – 0.2%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$365,000	$ 365,807
State & Local Agencies – 5.0%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$ 2,851,251
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034 (Prerefunded 5/15/2019)	500,000	515,145
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2029	500,000	537,790
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2030	$500,000	$ 536,200
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	873,449
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	1,315,000	1,173,716
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	710,000	807,220
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	534,896
		$ 7,829,667
Tax - Other – 5.0%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$ 2,093,900
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	490,000	515,206
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	65,000	68,569
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,360,120
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	210,050
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	957,818
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	590,000	636,870
		$ 7,842,533
Tobacco – 1.4%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$ 1,871,321
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	363,345
		$ 2,234,666
Transportation - Special Tax – 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$ 50,113
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	89,181
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	430,000	477,644
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,012
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,132,136
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	840,000	935,567
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	485,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	75,000	79,879
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	295,000	328,618
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	399,845
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	380,000	387,566
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	452,400
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	341,797
		$ 5,179,870
Universities - Colleges – 19.3%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$ 2,674,250
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	582,300
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	860,000	763,843
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	76,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	122,500
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	60,000	50,400
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	24,900
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,035,990
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,080,650
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,139,040
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	377,257
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	676,644
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/2029	200,000	220,832
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	593,928
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	887,593
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	$2,000,000	$ 2,280,020
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,440,319
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,096,770
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2033 (Prerefunded 11/01/2018)	1,000,000	1,011,610
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,011,610
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2046	1,540,000	1,754,461
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028 (Prerefunded 6/01/2019)	860,000	886,488
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2023	250,000	264,285
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2024	250,000	262,855
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2025	500,000	523,700
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2026	305,000	318,441
University of Arkansas, University Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,729,260
University of Arkansas, University Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2035	2,000,000	2,296,600
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,135,920
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/2035	600,000	605,568
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	329,248
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	1,982,955
University of Virginia, Rector and Visitors General Rev. Pledge Refunding, “A”, 5%, 4/01/2047	1,155,000	1,334,349
		$ 30,571,086
Utilities - Municipal Owned – 7.4%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$ 1,139,040
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,237,666
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,127,300
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,272,157
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	450,000	485,933
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	790,000	853,081
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	2,993,300
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	245,000	254,072
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,071,710
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,123,234
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	139,527
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	30,597
		$ 11,727,617
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$ 326,922
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	172,000
		$ 498,922
Water & Sewer Utility Revenue – 12.4%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$ 1,119,022
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	863,752
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,626,180
City of Fort Smith, AR, Water and Sewer Rev., AGM, 5%, 10/01/2032	1,220,000	1,230,248
City of Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,146,650
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,828
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,653,135
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	486,108
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	93,300
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	395,000	429,555
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	152,657
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	140,000	150,760
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2020	500,000	533,420
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	706,576
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037	1,260,000	1,311,156
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,759,870
Little Rock, AR, Sewer Rev., 5.5%, 10/01/2030 (Prerefunded 10/01/2018)	750,000	757,545
Little Rock, AR, Sewer Rev., 5.75%, 10/01/2038 (Prerefunded 10/01/2018)	1,000,000	1,010,670
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	$750,000	$ 737,947
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	54,960
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	70,818
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,235
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	82,913
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	2,415,000	2,136,671
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038	1,325,000	1,388,732
		$ 19,571,708
Total Municipal Bonds		$157,416,176
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.9% (v)	6,763	$ 6,763
Other Assets, Less Liabilities – 0.4%		667,547
Net Assets – 100.0%		$158,090,486
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,763 and $157,416,176, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$157,416,176	$—	$157,416,176
Mutual Funds	6,763	—	—	6,763
Total	$6,763	$157,416,176	$—	$157,422,939
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,886	9,762,982	(9,798,105)	6,763
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$67	$(3)	$—	$3,612	$6,763

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Arkansas	71.9%
Puerto Rico	6.5%
Guam	4.9%
California	2.9%
New York	2.5%
Massachusetts	1.5%
Georgia	1.4%
Pennsylvania	1.3%
Illinois	1.1%
Colorado	1.1%
Kentucky	1.0%
Virginia	0.9%
Texas	0.8%
Indiana	0.8%
New Hampshire	0.6%
Michigan	0.4%
South Carolina	0.3%
Tennessee	0.3%
Florida	0.3%
New Jersey	0.2%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
June 30, 2018
MFS®  California
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 7.2%
California Municipal Finance Authority Rev. (Linxs APM Project), “A”, 5%, 12/31/2043	$2,190,000	$ 2,461,034
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	615,000	671,027
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	165,000	178,268
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,183,930
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,351,527
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,304,020
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,150,160
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,596,975
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	752,913
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	750,153
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	933,274
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,351,360
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	622,634
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	1,430,000	1,553,509
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,134,370
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,244,620
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,770,330
		$ 27,010,104
General Obligations - General Purpose – 7.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$ 849,725
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	84,483
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	90,832
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	101,838
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	7,980,000	8,370,222
Puerto Rico Public Buildings Authority Rev., “H”, 5.5%, 7/01/2018	505,000	505,000
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	400,000	423,520
State of California, 5%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,238,569
State of California, 5%, 8/01/2034	965,000	967,789
State of California, 5.25%, 4/01/2035	2,545,000	2,817,620
State of California, 6%, 11/01/2039	3,000,000	3,171,420
State of California, 5.5%, 3/01/2040	3,670,000	3,896,733
State of California, 5.25%, 11/01/2040	2,775,000	2,984,318
State of California, Various Purpose General Obligation Refunding, “C”, 4%, 8/01/2037	1,700,000	1,810,517
		$ 27,312,586
General Obligations - Schools – 14.3%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$ 3,144,305
Centinela Valley, CA, Union High School District, General Obligation (2022 Crossover), “B”, AGM, 3%, 8/01/2044	2,485,000	2,253,746
Contra Costa County, CA, Lafayette School District (Election of 2016), “A”, 2.25%, 8/01/2032	400,000	348,480
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,049,446
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,754,465
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,358,878
Imperial County, CA, Community College District, BAM, 4%, 8/01/2040	465,000	488,110
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation,AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	870,000	618,318
Madera, CA, Unified School District (Election of 2006), Capital Appreciation, NATL, 0%, 8/01/2028	1,230,000	882,660
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	948,767
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,618,089
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	287,250
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,036,426
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	2,842,320
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	4,145,000	3,416,931
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,340,186
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	$830,000	$ 975,001
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	967,921
Orange County, CA, Anaheim Elementary School District (Election of 2010), 2.75%, 8/01/2038	490,000	431,117
Oxnard, CA School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,978,914
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	582,950
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,622,348
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,276,176
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	684,936
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 0% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,350,960
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	592,195
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,250,791
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	2,350,000	2,347,462
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,367,614
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,059,372
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	3,095,000	2,812,396
Sweetwater, CA, Union High School, “C”, 4%, 8/01/2043	2,000,000	2,086,000
		$ 53,774,530
Healthcare Revenue - Hospitals – 18.0%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	$1,720,000	$ 1,741,827
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029 (Prerefunded 7/01/2019)	1,500,000	1,568,355
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,852,583
California Health Facilities Financing Authority Rev. (Children's Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,127,940
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,139,700
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	843,195
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,046,820
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,519,035
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	30,000	30,381
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	1,380,000	1,252,336
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	1,160,000	1,203,117
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,157,800
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,622,147
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,421,625
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	945,744
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	469,553
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,210,280
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,100,300
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	224,625
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	180,205
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	92,681
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	444,685
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	339,926
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,640,505
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,732,083
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,403,525
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/2033 (Prerefunded 8/15/2018)	2,000,000	2,011,560
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,004,770
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,035,950
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,140,880
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,281,760
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A2”, 5%, 11/01/2047	$2,000,000	$ 2,568,940
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,790,629
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,077,690
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	732,599
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	524,524
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	494,551
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,114,227
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,863,836
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	429,351
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,804,541
Madera County, CA, COP (Children's Hospital Central California), 5.375%, 3/15/2036	3,000,000	3,158,490
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,258,980
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	1,929,816
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,117,620
Upland, CA, COP (San Antonio Regional Hospital), 4%, 1/01/2042	1,000,000	1,014,220
Upland, CA, COP (San Antonio Regional Hospital), 5%, 1/01/2047	1,000,000	1,100,760
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,032,500
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,097,090
		$ 67,896,257
Healthcare Revenue - Long Term Care – 4.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$ 932,178
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,379,906
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	788,683
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,115,320
California Municipal Finance Authority Rev. (Channing House Project), “B”, CALHF, 5%, 5/15/2047	2,000,000	2,269,720
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%,7/01/2038	435,000	452,091
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%,7/01/2039	430,000	445,794
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%,7/01/2040	435,000	449,868
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%,7/01/2043	980,000	1,010,165
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,491,759
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,568,235
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,901,596
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	746,914
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,048,025
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	813,150
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,182,879
		$ 18,596,283
Miscellaneous Revenue - Other – 0.9%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$ 933,758
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	931,559
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,493,384
		$ 3,358,701
Port Revenue – 0.5%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$ 1,938,046
Sales & Excise Tax Revenue – 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	$1,060,000	$ 145,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	520,000	154,273
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	420,000	118,201
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	$1,665,000	$ 444,055
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	610,000	154,184
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	260,000	62,291
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	180,000	40,932
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,715,000	800,917
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,000,000	907,510
		$ 2,827,901
Secondary Schools – 3.0%
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$ 772,283
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	808,320
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	841,417
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	446,440
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	537,555
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	445,108
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,000,000	1,022,910
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,375,414
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	579,242
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	564,257
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	511,774
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	825,140
California Statewide Communities Development Authority School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,387,437
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	1,300,000	1,330,355
		$ 11,447,652
State & Local Agencies – 4.4%
Banning, CA, COP, Water Systems Improvement Project, ETM, AAC, 8%, 1/01/2019	$110,000	$ 113,593
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,379,551
California Public Works Board Lease Rev., Department of Education (Riverside Campus Project), “B”, 6%, 4/01/2026	2,000,000	2,069,220
California Public Works Board Lease Rev., Department of General Services (Office Buildings 8 & 9 Renovation), “A”, 6.25%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,554,675
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,565,000	1,569,272
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	2,360,000	2,106,442
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%,4/01/2034	1,000,000	1,141,220
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%,4/01/2037	800,000	905,128
Ontario Public Finance Authority Lease Rev. , AGM, 5%, 11/01/2042	1,025,000	1,176,290
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	572,070
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,139,830
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	624,943
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040 (Prerefunded 9/01/2020)	1,000,000	1,079,210
		$ 16,431,444
Tax - Other – 2.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$ 467,891
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	152,962
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	505,000	554,636
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	315,000	345,004
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	344,285
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	185,419
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	541,960
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	545,000	545,131
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	4,870,000	1,756,073
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	711,856
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,930,000	2,077,066
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	$1,145,000	$ 1,235,959
		$ 8,918,242
Tax Assessment – 7.2%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$ 2,311,720
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/2027	3,350,000	3,382,629
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,073,630
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,059,960
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	1,000,000	1,100,230
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,084,430
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	340,000	380,810
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	340,000	387,801
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	934,382
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%,8/01/2028	650,000	738,342
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%,8/01/2029	1,350,000	1,525,365
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,072,890
Rancho Cucamonga, CA, Redevelopment Agency (Successor Agency To The Rancho Redevelopment Project Area) Tax Allocation, AGM, 5%, 9/01/2032	2,625,000	2,979,821
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,020,056
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,250,380
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,550,812
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032 (Prerefunded 8/01/2019)	1,000,000	1,053,350
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039 (Prerefunded 8/01/2019)	1,000,000	1,054,680
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	838,943
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,248,313
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,142,700
		$ 27,191,244
Tobacco – 2.8%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$ 1,079,978
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,225,604
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “A-1”, 5%, 6/01/2029	2,000,000	2,309,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	2,165,000	2,222,871
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.75%, 6/01/2047	1,800,000	1,800,432
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	2,009,088
		$ 10,646,973
Toll Roads – 1.6%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$ 3,212,995
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	914,867
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,860,331
		$ 5,988,193
Transportation - Special Tax – 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$95,000	$ 105,794
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	167,214
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	422,831
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	55,034
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,169,489
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,300,000	2,324,495
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	2,475,000	2,757,051
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	690,000	766,369
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	245,000	249,878
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	$170,000	$ 172,827
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	65,000	63,316
		$ 9,254,298
Universities - Colleges – 8.9%
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	$1,000,000	$ 1,027,470
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	479,128
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,425,086
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040 (Prerefunded 4/01/2020)	3,000,000	3,228,270
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2032	1,000,000	1,152,230
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	1,465,000	1,933,024
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,129,880
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,127,680
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	562,375
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	860,000	978,431
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	900,000	1,020,888
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,320,445
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	1,655,000	1,809,461
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	2,000,000	2,021,740
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	714,381
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,357,711
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,129,350
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,627,815
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,631,340
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,694,205
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,360,152
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,540,275
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,344,789
		$ 33,616,126
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$ 244,832
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,409,509
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,123,530
		$ 2,777,871
Utilities - Cogeneration – 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$345,000	$ 348,905
Utilities - Investor Owned – 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$ 2,126,980
Utilities - Municipal Owned – 4.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$ 250,718
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	283,023
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2025 (Prerefunded 11/01/2020)	1,015,000	1,094,982
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,343,106
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,441,210
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,323,390
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	225,000	228,654
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	825,000	841,426
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	598,138
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,741,566
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/2029 (Prerefunded 1/01/2019)	2,000,000	2,042,300
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,313,286
		$ 15,501,799
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$ 2,487,748
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,471,509
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,971,403
		$ 6,930,660
Water & Sewer Utility Revenue – 4.7%
Fillmore, CA, Wastewater Refunding Bonds, AGM, 5%, 5/01/2047	$3,000,000	$ 3,382,770
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	525,000	564,706
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	2,747,673
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,854,768
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	462,497
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	350,000	361,025
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,400,085
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,887,409
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,949,781
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	938,373
		$ 17,549,087
Total Municipal Bonds		$371,443,882
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,784,938	$ 1,784,938
Other Assets, Less Liabilities – 0.9%		3,371,271
Net Assets – 100.0%		$376,600,091
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,784,938 and $371,443,882, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$371,443,882	$—	$371,443,882
Mutual Funds	1,784,938	—	—	1,784,938
Total	$1,784,938	$371,443,882	$—	$373,228,820
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,958,965	17,920,958	(18,094,985)	1,784,938
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(35)	$333	$—	$16,683	$1,784,938

8

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
California	90.1%
Puerto Rico	5.6%
Guam	1.0%
Illinois	0.7%
Ohio	0.6%
Pennsylvania	0.6%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
June 30, 2018
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.6%
Airport Revenue – 2.6%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$ 1,131,440
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	81,455
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	59,035
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	395,000	401,316
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	296,037
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	33,052
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	38,946
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	27,361
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	43,658
		$ 2,112,300
General Obligations - General Purpose – 5.4%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$ 1,146,240
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	170,981
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2020	120,000	125,426
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2020	275,000	288,758
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	50,000	51,720
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	174,247
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	197,693
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	26,800
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	534,664
Puerto Rico Public Buildings Authority Rev., “H”, 5.5%, 7/01/2018	165,000	165,000
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	137,644
State of California, 6%, 11/01/2039	420,000	443,999
State of Georgia, “A”, 5%, 2/01/2033	500,000	588,775
State of Illinois, 5%, 11/01/2027	175,000	186,538
State of Illinois, “D”, 5%, 11/01/2028	170,000	180,531
		$ 4,419,016
General Obligations - Schools – 3.9%
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	$500,000	$ 535,620
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	587,705
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,156,660
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029	500,000	542,725
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	318,074
		$ 3,140,784
Healthcare Revenue - Hospitals – 19.6%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$260,000	$ 269,664
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	542,110
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,105,040
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AAC, 6.25%, 4/01/2034	500,000	538,385
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	546,140
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	500,000	532,330
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children's Healthcare), 5.25%, 11/15/2039	750,000	782,062
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	376,142
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,125,740
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	833,482
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	568,710
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5.25%, 6/15/2037 (Prerefunded 6/15/2019)	700,000	724,458
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033 (Prerefunded 2/15/2020)	385,000	404,662
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033	115,000	120,009
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/2038 (Prerefunded 8/01/2018)	$300,000	$ 301,194
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	675,000	677,174
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034	75,000	75,245
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	561,975
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	1,000,000	1,109,930
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	211,832
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	46,711
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	67,603
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	200,000	216,992
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	135,000	146,784
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	465,000	476,081
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	37,917
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	10,000	10,770
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	130,000	137,082
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	180,000	190,084
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	60,545
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	378,384
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/2036 (Prerefunded 1/01/2019)	750,000	764,422
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	570,000	572,269
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030	500,000	537,290
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040	500,000	540,130
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	396,962
		$ 15,986,310
Healthcare Revenue - Long Term Care – 2.4%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$ 548,405
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	557,425
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), ”A-2“, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	213,302
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	209,950
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	467,345
		$ 1,996,427
Healthcare Revenue - Other – 2.7%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$ 579,855
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	532,425
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,082,200
		$ 2,194,480
Industrial Revenue - Other – 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$330,000	$ 409,636
Industrial Revenue - Paper – 0.2%
Rockdale County, GA, Development Authority Project Rev. (Pratt Paper), 4%, 1/01/2038	$150,000	$ 151,656
Miscellaneous Revenue - Other – 1.9%
Florida Citizens Property Insurance Corp., ”A-1“, 5%, 6/01/2020	$285,000	$ 301,832
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	555,205
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	80,256
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	110,000	117,345
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	$310,000	$ 330,767
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	80,000	94,813
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	70,118
		$ 1,550,336
Multi-Family Housing Revenue – 0.6%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040	$500,000	$ 527,380
Sales & Excise Tax Revenue – 2.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$495,000	$ 540,010
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	265,000	282,456
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	179,420
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., ”C“, 4%, 7/01/2036	750,000	789,375
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”A“, AGM, 5%, 8/01/2040	35,000	35,609
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 8/01/2054	210,000	28,833
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2040	110,000	32,635
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2041	90,000	25,329
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2042	345,000	92,011
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2043	130,000	32,859
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2044	295,000	70,676
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2045	35,000	7,959
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2046	735,000	158,459
		$ 2,275,631
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042	$75,000	$ 78,940
Single Family Housing - State – 1.3%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	$540,000	$ 554,963
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	500,000	502,970
		$ 1,057,933
State & Local Agencies – 3.5%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$405,000	$ 421,127
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	460,000	410,578
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038 (Prerefunded 5/01/2019)	1,000,000	1,032,420
Los Angeles County, CA, Public Works Financing Authority Lease Rev., ”D“, 5%, 12/01/2032	395,000	458,231
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,262
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	557,640
		$ 2,891,258
Tax - Other – 2.3%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$ 568,535
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	75,000	78,858
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	26,373
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	100,000	109,829
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	65,000	71,191
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	71,043
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	38,175
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	108,392
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	95,023
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	133,807
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	145,000	156,049
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	220,000	237,477
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	135,000	142,317
		$ 1,837,069
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.6%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$ 462,615
Tobacco – 0.3%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$235,000	$ 262,298
Toll Roads – 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$95,000	$ 105,125
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	205,375
		$ 310,500
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$80,000	$ 76,209
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2028	275,000	309,188
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	15,000	16,704
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	30,000	33,443
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	71,321
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2019	155,000	159,307
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2020	40,000	42,001
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	10,000	10,006
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	700,000	737,205
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	171,811
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	120,000	135,542
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	70,000	77,977
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	135,000	149,942
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	160,000	163,186
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	135,000	137,245
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	132,308
		$ 2,423,395
Universities - Colleges – 18.3%
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII, LLC Project), ”A“, 3.5%, 6/01/2035	$500,000	$ 489,965
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035 (Prerefunded 6/17/2019)	500,000	517,575
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation II LLC), ASSD GTY, 5.25%, 6/01/2034 (Prerefunded 6/01/2019)	500,000	516,525
Bleckley-Dodge County, GA, Student Housing Facilities Revenue Bonds (MGC Real Estate Foundation II, LLC Project), 5.25%, 7/01/2038	500,000	500,690
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,126,400
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (Kennesaw State University Dining Hall Real Estate Foundation, LLC Project), ASSD GTY, 5.75%, 7/15/2039 (Prerefunded 7/15/2018)	1,000,000	1,001,440
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	568,015
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	788,775
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,143,920
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	517,780
DeKalb County/Newton County/Gwinnet County, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	521,465
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	501,360
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	572,050
Fulton County, GA, Development Authority Tech Facilities Rev., 5%, 3/01/2034	300,000	346,449
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,135,540
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), ”A“, 5%, 11/01/2047	250,000	264,300
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	310,000	275,339
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	69,486
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	195,765
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	319,148
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”A“, 5%, 10/01/2046	1,000,000	1,145,080
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	$350,000	$ 374,528
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	377,814
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	79,251
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	22,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	39,375
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	56,173
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%,12/15/2032	325,000	371,039
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	533,200
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	564,745
		$ 14,935,692
Universities - Dormitories – 0.5%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	$400,000	$ 431,424
Utilities - Municipal Owned – 6.4%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$ 1,393,908
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	523,475
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	522,325
Georgia Municipal Electric Authority Power Rev., ”A“, NATL, 6.5%, 1/01/2020	375,000	391,882
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	553,850
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	553,850
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	160,000	172,776
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	260,000	280,761
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	54,504
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	65,313
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	103,703
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	490,000	501,588
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	70,000	71,886
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	5,000	5,100
		$ 5,194,921
Utilities - Other – 2.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$ 996,641
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”B“, 5%, 3/15/2019	250,000	255,392
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	225,000	233,557
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2020	250,000	266,600
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	43,292
		$ 1,795,482
Water & Sewer Utility Revenue – 15.1%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/2033 (Prerefunded 1/01/2019)	$500,000	$ 510,295
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,163,400
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,162,520
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	526,345
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	420,751
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	851,464
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	401,128
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	171,573
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,097,600
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,187,710
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/2026	500,000	558,465
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	538,605
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	32,929
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	$60,000	$ 64,538
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	135,935
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,068
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,459
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,206,820
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,488
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	21,790
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,078
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,110
Oconee County, GA, Water and Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	651,082
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	1,000,000	884,750
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	564,790
		$ 12,299,693
Total Municipal Bonds		$78,745,176
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,800,580	$ 1,800,580
Other Assets, Less Liabilities – 1.2%		967,065
Net Assets – 100.0%		$81,512,821
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,800,580 and $78,745,176, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$78,745,176	$—	$78,745,176
Mutual Funds	1,800,580	—	—	1,800,580
Total	$1,800,580	$78,745,176	$—	$80,545,756
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	670,961	5,345,010	(4,215,391)	1,800,580
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$31	$(153)	$—	$4,513	$1,800,580

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Georgia	75.2%
Puerto Rico	6.6%
Guam	2.3%
California	2.2%
Illinois	1.7%
New York	1.5%
Florida	1.0%
Colorado	0.9%
Pennsylvania	0.8%
South Carolina	0.7%
Massachusetts	0.6%
Tennessee	0.6%
Kentucky	0.5%
North Carolina	0.5%
Texas	0.5%
Wisconsin	0.5%
New Hampshire	0.4%
Virginia	0.4%
Indiana	0.3%
Michigan	0.3%
New Jersey	0.2%
Virgin Islands	0.2%
Louisiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
June 30, 2018
MFS®  Maryland
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport Revenue – 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$ 796,740
General Obligations - General Purpose – 12.3%
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	$1,250,000	$ 1,489,487
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,198,140
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	65,000	67,237
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	74,803
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	85,758
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,574,505
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026	1,000,000	1,165,810
Prince George's County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030	1,500,000	1,646,115
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	115,000	115,091
State of California, 6%, 11/01/2039	720,000	761,141
State of Illinois, 5%, 11/01/2027	190,000	202,527
State of Illinois, “D”, 5%, 11/01/2028	195,000	207,080
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	500,000	544,875
Wicomico County, MD, Public Improvement, 5%, 11/01/2025	580,000	680,334
		$ 10,812,903
General Obligations - Schools – 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$ 22,542
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	22,494
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	16,847
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	5,000	5,608
		$ 67,491
Healthcare Revenue - Hospitals – 22.4%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$280,000	$ 290,408
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	590,000	634,067
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	345,000	365,410
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	370,000	401,435
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	575,000	625,192
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/2040	1,000,000	1,033,110
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,050,300
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,079,840
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	821,018
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	272,175
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	854,662
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	453,448
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,217,340
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	553,566
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	841,163
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	667,152
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	559,325
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,131,120
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,136,370
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,272,762
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,091,070
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 8.087%, 8/26/2022 (p)	650,000	750,614
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,095,650
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	480,000	506,150
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	415,000	425,329
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	$635,000	$ 637,527
		$ 19,766,203
Healthcare Revenue - Long Term Care – 3.7%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/2036	$400,000	$ 400,284
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	518,240
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	750,000	827,760
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	554,115
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	379,610
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	50,211
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	85,000	95,084
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	10,663
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	425,088
		$ 3,261,055
Healthcare Revenue - Other – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$30,000	$ 30,089
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	565,000	566,503
		$ 596,592
Industrial Revenue - Other – 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$435,000	$ 539,974
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 117,685
Miscellaneous Revenue - Other – 3.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	$750,000	$ 823,913
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	105,000	112,358
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	170,683
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	552,515
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	851,685
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	480,146
		$ 2,991,300
Multi-Family Housing Revenue – 3.3%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$ 535,855
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	845,287
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	505,520
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/2037	1,000,000	1,039,260
		$ 2,925,922
Parking – 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$ 1,388,684
Port Revenue – 1.5%
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	$650,000	$ 736,281
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5.75%, 6/01/2035 (Prerefunded 6/01/2020)	550,000	591,377
		$ 1,327,658
Sales & Excise Tax Revenue – 2.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$625,000	$ 681,831
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	435,000	456,245
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	274,407
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,208
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	275,000	37,758
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	$135,000	$ 40,052
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	110,000	30,957
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	420,000	112,014
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	155,000	39,178
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	340,000	81,457
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	45,000	10,233
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	970,000	209,122
		$ 1,978,462
Secondary Schools – 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$ 281,830
Single Family Housing - State – 2.3%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/2034	$1,500,000	$ 1,515,870
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., ”A“, FHA, 3.85%, 1/01/2042	500,000	500,755
		$ 2,016,625
State & Local Agencies – 8.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$455,000	$ 473,118
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	665,000	593,552
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	381,422
Howard County, MD, COP, ”A“, 8%, 8/15/2019	805,000	862,050
Howard County, MD, COP, ”B“, 8%, 8/15/2019	385,000	412,285
Howard County, MD, COP, ”B“, 8.15%, 2/15/2021	450,000	521,325
Howard County, MD, COP, ”C“, 8%, 8/15/2019	680,000	728,192
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2032	1,265,000	1,446,932
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2033	750,000	855,053
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	500,000	563,705
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	577,640
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	385,000	437,718
		$ 7,852,992
Tax - Other – 1.8%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$325,000	$ 341,718
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	47,471
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	110,000	110,026
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	635,000	685,445
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	210,000	221,382
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”B“, AGM, 5%, 10/01/2025	200,000	206,980
		$ 1,613,022
Tax Assessment – 4.2%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$ 535,630
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 7%, 9/01/2038 (Prerefunded 9/01/2018)	400,000	403,588
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	229,000	229,126
Frederick County, MD, Special Obligation (Urbana Community Development Authority), ”A“, 5%, 7/01/2040	1,500,000	1,571,325
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	236,463
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	300,000	304,239
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	449,000	450,576
		$ 3,730,947
Tobacco – 0.3%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$215,000	$ 239,974
Transportation - Special Tax – 6.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	$1,365,000	$ 1,521,647
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2020	50,000	52,502
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	870,000	916,240
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	171,811
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	$355,000	$ 385,523
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	150,000	169,428
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	200,000	203,982
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	165,000	167,744
Washington, DC, Metropolitan Area Transit Authority Gross Rev., ”A“, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	485,000	502,140
Washington, DC, Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,312,744
		$ 5,403,761
Universities - Colleges – 7.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2034	$500,000	$ 542,675
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	500,000	555,815
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), ”A“, 5%, 7/01/2037	1,500,000	1,652,520
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	566,270
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	501,543
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,043,500
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	163,932
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	479,992
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	27,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	118,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	86,812
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,122,330
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2035	110,000	118,526
		$ 6,979,040
Universities - Dormitories – 3.2%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	$500,000	$ 545,850
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%,6/01/2035	750,000	847,027
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	530,935
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	316,869
Maryland Economic Development Corporation, Senior Student Housing Project and Refunding Rev. (Townson University Project), 5%, 7/01/2036	500,000	551,355
		$ 2,792,036
Utilities - Investor Owned – 0.9%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), ”B“, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$ 749,850
Utilities - Municipal Owned – 0.9%
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$185,000	$ 191,850
Puerto Rico Electric Power Authority Rev., ”V“, AGM, 5.25%, 7/01/2027	560,000	615,989
		$ 807,839
Utilities - Other – 1.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	$55,000	$ 65,198
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	110,000	132,112
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	400,000	415,212
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	195,000	212,499
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	100,000	110,968
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	157,734
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	235,000	251,215
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	55,000	59,526
		$ 1,404,464
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 6.3%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042	$1,320,000	$ 1,464,804
Baltimore, MD, Rev., LEVRRS, NATL, 8.165%, 7/01/2020 (p)	1,050,000	1,132,835
Baltimore, MD, Wastewater Rev. Project, ”A“, NATL, 5.65%, 7/01/2020	500,000	519,720
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,953
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	114,185
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	223,534
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	220,756
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	25,000	27,480
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	30,000	32,685
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	16,617
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	38,693
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%,12/01/2040	50,000	60,471
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,185,727
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	550,000	486,613
		$ 5,546,073
Total Municipal Bonds		$85,989,122
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,038,539	$ 1,038,540
Other Assets, Less Liabilities – 1.3%		1,149,677
Net Assets – 100.0%		$88,177,339
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,038,540 and $85,989,122, respectively.
(p)	Primary market inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
COP	Certificate of Participation
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
LEVRRS	Leveraged Reverse Rate Security
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,989,122	$—	$85,989,122
Mutual Funds	1,038,540	—	—	1,038,540
Total	$1,038,540	$85,989,122	$—	$87,027,662
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,280,061	3,729,246	(4,970,768)	1,038,539
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$80	$54	$—	$3,822	$1,038,540

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Maryland	72.5%
Puerto Rico	6.9%
Washington D.C.	3.0%
Illinois	2.0%
New York	1.9%
Guam	1.6%
Tennessee	1.3%
California	1.2%
Kentucky	1.2%
Colorado	1.1%
Indiana	1.0%
Pennsylvania	0.8%
Florida	0.7%
South Carolina	0.7%
New Hampshire	0.6%
Texas	0.6%
Georgia	0.6%
U.S. Virgin Islands	0.5%
Washington	0.4%
Nebraska	0.2%
Virginia	0.1%
Michigan	0.1%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
June 30, 2018
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 2.0%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	$3,000,000	$ 3,391,620
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,689,600
		$ 5,081,220
General Obligations - General Purpose – 8.8%
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	$1,000,000	$ 1,151,470
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,742,513
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 5%, 2/01/2033	1,000,000	1,161,740
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,069,000
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,685,800
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,458,520
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,965,000	1,715,209
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,154,910
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	663,200
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	633,624
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	731,998
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	80,398
Puerto Rico Public Buildings Authority Rev., “H”, 5.5%, 7/01/2018	850,000	850,000
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	539,988
State of California, 6%, 11/01/2039	1,555,000	1,643,853
Stoughton, MA, General Obligation Municipal Purpose Loan, 3%, 10/15/2033	1,395,000	1,346,677
		$ 22,628,900
General Obligations - Schools – 0.5%
San Marcos,CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$ 1,302,919
Healthcare Revenue - Hospitals – 16.9%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$790,000	$ 819,364
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	1,315,000	1,413,217
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	243,935
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	358,817
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	808,295
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	520,000	565,391
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,173,340
Massachusetts Development Finance Agency Rev. (Caregroup), “I”, 5%, 7/01/2037	1,000,000	1,108,960
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,122,000
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,120,210
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,133,160
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,257,280
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2037	1,000,000	1,069,460
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,082,840
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	2,500,000	2,559,575
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,672,320
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2047	1,500,000	1,663,440
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,515,280
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	677,526
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	449,080
Massachusetts Development Finance Agency Rev. (Umass Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,100,300
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,028,544
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,203,360
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/2036	500,000	520,745
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.25%, 12/01/2039	1,500,000	1,573,920
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.5%, 12/01/2039	1,000,000	1,052,750
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,031,300
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034	$1,375,000	$ 1,421,915
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2039	2,000,000	2,068,240
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,028,990
Massachusetts State Development Finance Agency Rev., Dana-Farber Cancer Institute Issue, “N”, 5%, 12/01/2041	1,690,000	1,904,765
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	335,836
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	120,000	129,235
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	655,000	691,693
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	30,000	31,707
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	173,215
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	415,639
		$ 43,525,644
Healthcare Revenue - Long Term Care – 2.3%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$ 1,118,650
Massachusetts Development Finance Agency Refunding Rev. (NewBridge on the Charles, Inc.), 5%, 10/01/2037	1,250,000	1,347,737
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	500,705
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	547,522
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	200,000	201,134
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	352,582	364,993
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	17,049	17,053
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	19,143
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	500,000	564,200
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,217,640
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	21,325
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	139,187
		$ 6,059,289
Industrial Revenue - Environmental Services – 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	$1,535,000	$ 1,535,998
Miscellaneous Revenue - Other – 7.5%
Martha's Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/2031	$400,000	$ 457,924
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/2020 (Prerefunded 9/01/2018)	1,205,000	1,213,013
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037	2,000,000	2,183,340
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,160,110
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,159,190
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,152,740
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,726,975
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,810,245
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,005,160
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,220,440
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,199,660
		$ 19,288,797
Multi-Family Housing Revenue – 4.4%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,080,000	$ 1,081,436
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,265,000	2,283,822
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,053,860
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,703,655
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	1,000,730
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	1,000,720
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	550,000	551,947
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,502,135
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	$1,190,000	$ 1,255,807
		$ 11,434,112
Parking – 1.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$ 3,253,770
Sales & Excise Tax Revenue – 4.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$ 1,805,489
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,033,107
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,840,679
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,308,171
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,538,180
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,415
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	755,000	103,662
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	880,000	234,696
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	130,000	29,562
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,630,000	567,002
		$ 10,470,963
Secondary Schools – 3.0%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$ 707,234
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	553,815
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,123,595
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,296
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”A“, 6.375%, 7/01/2030 (Prerefunded 7/01/2020)	790,000	853,563
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	1,074,920
Massachusetts Development Finance Agency Rev. (Milton Academy), ”A“, 5%, 9/01/2028	1,000,000	1,066,190
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,144,680
		$ 7,694,293
State & Local Agencies – 6.0%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$1,245,000	$ 1,294,576
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	75,000	85,294
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	60,000	67,964
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	30,000	33,821
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	1,400,000	1,249,584
Massachusetts College Building Authority Project Rev., Capital Appreciation, ”A“, SYNCORA, 0%, 5/01/2022	8,310,000	7,630,824
Massachusetts College Building Authority Rev., ”A“, 5%, 5/01/2031	275,000	308,467
Massachusetts College Building Authority Rev., ”A“, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,735,188
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2029	2,000,000	2,204,440
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2032	760,000	851,018
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	50,679
		$ 15,511,855
Student Loan Revenue – 4.0%
Massachusetts Educational Financing Authority, ”J“, 5.625%, 7/01/2029	$845,000	$ 900,331
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2031	950,000	984,922
Massachusetts Educational Financing Authority, Education Loan Rev., ”I“, 6%, 1/01/2028	470,000	486,478
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	3,000,000	3,157,470
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.15%, 1/01/2026	575,000	589,881
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.2%, 1/01/2027	265,000	271,776
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	860,000	854,040
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 4.5%, 7/01/2024	1,025,000	1,094,823
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, ”C“, 4.125%, 7/01/2046	2,000,000	2,018,780
		$ 10,358,501
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 2.3%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$ 273,374
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	89,667
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	365,000	400,876
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	230,000	251,908
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	225,000	245,918
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	120,000	130,884
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	370,000	401,051
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,812,051
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	305,000	305,073
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	995,000	1,070,819
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	815,000	879,744
		$ 5,861,365
Tobacco – 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$1,335,000	$ 1,490,074
Toll Roads – 1.0%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., ”B“, 5%, 1/01/2032	$2,600,000	$ 2,711,930
Transportation - Special Tax – 5.7%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$ 3,279,010
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,463,500
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	295,000	281,020
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	275,000	282,351
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	610,000	677,588
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	285,284
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	2,415,000	2,543,357
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	1,735,000	1,932,391
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	465,000	469,952
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	520,000	564,710
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	300,000	304,989
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	45,000	43,835
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	463,079
		$ 14,591,066
Universities - Colleges – 19.8%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	$2,005,000	$ 2,086,664
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,695,900
Massachusetts Development Finance Agency Rev. (Boston University), ”V-1“, 5%, 10/01/2029 (Prerefunded 10/01/2019)	2,165,000	2,256,385
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	500,000	553,330
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	275,610
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,231,920
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,168,400
Massachusetts Development Finance Agency Rev. (Holy Cross), ”A“, 5%, 9/01/2041	2,040,000	2,322,234
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,235,470
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,592,382
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	150,000	166,622
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2036	850,000	940,737
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2039	2,875,000	2,903,146
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,040,250
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,172,820
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,215,339
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,581,121
Massachusetts Development Finance Agency Rev., Wheaton College Issue, ”H“, 5%, 1/01/2042	2,000,000	2,282,200
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,176
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,385
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,146,889
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (Prerefunded 11/15/2018)	$1,135,000	$ 1,152,014
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), ”A“, ASSD GTY, 5.25%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,036,570
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,230,740
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,500,000	1,590,075
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027	250,000	257,970
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	1,285,000	1,344,637
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance, (Suffolk University), 6.25%, 7/01/2030	715,000	742,106
Massachusetts Health and Educational Facilities Authority Rev. (Stonehill College), ”L“, 5%, 7/01/2028	640,000	661,190
Massachusetts Health and Educational Facilities Authority Rev. (Stonehill College), ”L“, 5%, 7/01/2029	300,000	310,083
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,075,000	954,804
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	315,358
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	307,098
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	99,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	323,750
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	75,000	63,000
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	35,000	29,050
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	521,503
University of Massachusetts Building Authority Project Rev., ”1“, 5%, 11/01/2039	3,000,000	3,313,500
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,844,250
		$ 51,169,678
Universities - Dormitories – 0.8%
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	$1,000,000	$ 1,088,630
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,083,460
		$ 2,172,090
Utilities - Investor Owned – 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$1,000,000	$ 1,034,890
Utilities - Municipal Owned – 0.8%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$590,000	$ 637,112
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	200,000	218,016
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	255,809
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	160,000	162,598
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	220,000	226,673
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	530,000	540,552
		$ 2,040,760
Utilities - Other – 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	$805,000	$ 835,614
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	405,000	441,345
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	210,000	233,033
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	480,000	513,120
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	173,166
		$ 2,196,278
Water & Sewer Utility Revenue – 4.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$90,000	$ 92,129
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	225,000	225,549
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	305,000	328,067
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	$1,280,000	$ 1,566,592
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,576,380
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,193
Massachusetts Water Resouces Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2030	620,000	778,360
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	2,910,000	3,038,651
Massachusetts Water Resources Authority, ”B“, AGM, 5.25%, 8/01/2029	595,000	742,007
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	2,054,357
		$ 11,477,285
Total Municipal Bonds		$252,891,677
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,283,055	$ 1,283,055
Other Assets, Less Liabilities – 1.5%		3,745,141
Net Assets – 100.0%		$257,919,873
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,283,055 and $252,891,677, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$252,891,677	$—	$252,891,677
Mutual Funds	1,283,055	—	—	1,283,055
Total	$1,283,055	$252,891,677	$—	$254,174,732
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	932,882	13,336,730	(12,986,557)	1,283,055
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$196	$55	$—	$9,034	$1,283,055

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Massachusetts	82.2%
Puerto Rico	6.1%
Illinois	2.1%
Guam	1.6%
California	1.5%
Pennsylvania	0.9%
Colorado	0.9%
Florida	0.9%
Tennessee	0.8%
Texas	0.5%
Kentucky	0.5%
New York	0.5%
New Hampshire	0.3%
Louisiana	0.2%
Washington	0.2%
New Jersey	0.2%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
June 30, 2018
MFS®  Mississippi
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport Revenue – 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$ 124,898
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	80,502
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	49,578
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	255,933
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	38,306
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	65,486
		$ 614,703
General Obligations - General Purpose – 17.1%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	$625,000	$ 697,000
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	37,401
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	42,879
Gulfport, MI, AGM, 5%, 11/01/2024	500,000	572,720
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	653,059
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,192,560
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	577,300
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	515,705
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,144,130
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,141,680
Mississippi Development Bank Special Obligation (Vicksburg, Mississippi Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,113,980
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	158,820
State of California, 6%, 11/01/2039	700,000	739,998
State of Illinois, 5%, 11/01/2027	200,000	213,186
State of Illinois, “D”, 5%, 11/01/2028	195,000	207,080
State of Mississippi, “A”, 5%, 10/01/2028	1,000,000	1,153,220
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,170,060
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,157,340
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,071,270
State of Mississippi, “F”, 5%, 11/01/2029	650,000	747,370
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,098,390
		$ 15,405,148
General Obligations - Schools – 6.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$ 22,542
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	22,494
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	16,847
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,215
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	490,000	516,313
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,250,096
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,139,830
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	559,945
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	559,945
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), AGM, 4%, 10/01/2027	770,000	820,050
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	550,698
		$ 5,469,975
Healthcare Revenue - Hospitals – 11.8%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$300,000	$ 311,151
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	553,745
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	344,227
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	380,000	412,285
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	535,000	547,749
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	65,001
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	$20,000	$ 21,539
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	529,075
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,091,150
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,105,000	2,221,449
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,002,410
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	1,000,000	1,040,390
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	215,000	226,713
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	550,000	580,811
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	655,000	657,607
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	143,752
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	78,734
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	194,666
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	659,885
		$ 10,682,339
Industrial Revenue - Paper – 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$ 853,035
Miscellaneous Revenue - Other – 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$ 130,368
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	99,334
		$ 229,702
Multi-Family Housing Revenue – 1.2%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$ 1,034,510
Sales & Excise Tax Revenue – 3.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$640,000	$ 698,195
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	450,000	471,978
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	311,346
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	658,748
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	935,745
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	295,000	40,504
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	325,000	86,677
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	50,000	11,370
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,030,000	222,058
		$ 3,436,621
Single Family Housing - State – 0.9%
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	$775,000	$ 792,492
State & Local Agencies – 15.5%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$470,000	$ 488,715
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	25,000	28,431
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	25,000	28,319
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	10,000	11,274
Forest County, MS, Development Bank Special Obligation (Public Improvement Project), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	750,000	767,437
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	1,000,000	1,039,450
Mississippi Development Bank Special Obligation, ASSD GTY, 4.75%, 10/01/2028	270,000	278,905
Mississippi Development Bank Special Obligation (Biloxi, Mississippi Refunding Project), BAM, 5%, 11/01/2027	1,090,000	1,243,516
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2028	640,000	641,734
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,072,370
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%,7/01/2023	345,000	372,428
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%,7/01/2024	$360,000	$ 387,212
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%,7/01/2025	380,000	407,132
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	547,700
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	547,035
Mississippi Development Bank Special Obligation (Harrison County), ASSD GTY, 4.75%, 10/01/2028 (Prerefunded 10/01/2019)	850,000	883,269
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	541,565
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/2036	500,000	538,825
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	777,740
Mississippi Development Bank Special Obligation (Mississippi Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project), 5%, 8/01/2027	750,000	870,997
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	537,835
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031	1,200,000	1,255,236
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	390,000	443,403
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	285,278
		$ 13,995,806
Tax - Other – 3.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$125,000	$ 131,430
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	40,000	42,196
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	910,000	985,721
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	510,122
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	1,195,000	430,905
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	315,000	340,024
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	853,238
		$ 3,293,636
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$420,000	$ 468,787
Toll Roads – 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$160,000	$ 177,053
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	335,085
		$ 512,138
Transportation - Special Tax – 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$ 1,265,253
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,006
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	958,366
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	185,000	206,047
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	257,716
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	602,719
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, 0%, 7/01/2018	5,000	5,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	30,000	28,912
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	35,000	32,153
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	181,924
		$ 3,548,096
Universities - Colleges – 21.4%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$1,000,000	$ 1,040,960
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	920,000	958,999
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034	1,500,000	1,581,975
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,132,281
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	880,000	965,994
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	623,148
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2027	400,000	459,632
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	$350,000	$ 402,430
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,153,550
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,734,180
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	590,000	775,266
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	15,000	14,962
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	480,000	546,782
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,000,000	1,136,810
The University of Mississippi Medical Center, Educational Building Corp. Rev., “A”, 5%, 6/01/2047	1,250,000	1,399,550
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,015,730
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2029	500,000	578,865
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2030	500,000	577,275
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034 (Prerefunded 11/01/2019)	715,000	744,172
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/2039 (Prerefunded 9/15/2019)	490,000	510,438
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	1,990,399
		$ 19,343,398
Universities - Dormitories – 1.1%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039 (Prerefunded 6/01/2019)	$1,000,000	$ 1,028,090
Utilities - Investor Owned – 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$ 395,193
Utilities - Municipal Owned – 2.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$ 346,191
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	81,756
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	92,527
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	160,740
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/2027 (Prerefunded 7/01/2019)	155,000	159,831
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/2028 (Prerefunded 7/01/2019)	100,000	103,166
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/2029 (Prerefunded 7/01/2019)	485,000	500,830
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	558,180
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,001
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	79,998
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,002
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,016
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	55,000	55,893
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	105,000	107,829
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	200,000	203,982
		$ 2,535,942
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$ 201,602
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	105,420
		$ 307,022
Water & Sewer Utility Revenue – 5.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$ 32,929
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	285,000	306,555
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	157,685
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	32,712
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,306
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,220,580
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	$25,000	$ 27,480
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	32,685
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,617
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	38,693
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%,12/01/2040	750,000	907,057
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%,9/01/2023	1,220,000	1,321,785
		$ 5,127,084
Total Municipal Bonds		$89,073,717
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,196,443	$ 1,196,443
Other Assets, Less Liabilities – (0.1)%		(69,762)
Net Assets – 100.0%		$90,200,398
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,196,443 and $89,073,717, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$89,073,717	$—	$89,073,717
Mutual Funds	1,196,443	—	—	1,196,443
Total	$1,196,443	$89,073,717	$—	$90,270,160
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	179,653	4,355,043	(3,338,253)	1,196,443
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$87	$70	$—	$3,265	$1,196,443

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Mississippi	74.4%
Puerto Rico	6.5%
Massachusetts	3.0%
Guam	2.6%
California	2.4%
Illinois	2.2%
New York	1.6%
Colorado	1.1%
South Carolina	1.1%
Michigan	1.0%
New Hampshire	0.9%
Wisconsin	0.8%
Virginia	0.6%
Kentucky	0.5%
Texas	0.5%
Tennessee	0.4%
Florida	0.3%
Washington	0.3%
New Jersey	0.2%
Pennsylvania	0.2%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
June 30, 2018
MFS®  Municipal
Income Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.8%
Alabama - 1.4%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$ 1,018,350
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	7,012,818
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.228%(67% of Libor-1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,175,000
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,608,752
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	871,970
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	869,853
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	999,819
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	998,362
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,771,300
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	332,593
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	500,227
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,609,829
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,811,484
		$ 45,580,357
Arizona - 1.5%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$ 416,416
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,103,157
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,362,551
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,040,890
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	781,282
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	98,411
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	164,434
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	433,640
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,122,270
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,614,234
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,065,097
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	170,923
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	169,572
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	95,000	96,931
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2034	7,000,000	8,009,050
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,710,000	1,775,801
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	485,106
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	144,500
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	583,503
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	347,851
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	744,100
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	591,422
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	942,560
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	866,998
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	946,349
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	626,580
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	169,378
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	422,096
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	167,898
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	553,895
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	666,492
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	690,000	686,571
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	635,000	636,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	$550,000	$ 550,000
Salt River, AZ, Agricultural Improvement & Power District, “A” , 5%, 1/01/2038	8,000,000	9,263,360
Salt River, AZ, Agricultural Improvement Power District, Electric System Rev., “A”, 5%, 1/01/2037	4,265,000	5,015,299
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	4,852,720
		$ 50,687,931
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$1,665,000	$ 1,872,475
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	474,633
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (Lisa Academy Project), 4%, 7/01/2028	215,000	221,278
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (Lisa Academy Project), 4.5%, 7/01/2033	435,000	447,537
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	44,327
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	1,477,471
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,660,828
		$ 6,198,549
California - 10.0%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$ 1,123,491
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,697,906
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	4,933,669
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,666,638
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	10,344,645
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	450,000	511,970
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	475,000	536,878
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/2038 (Prerefunded 10/01/2018)	4,610,000	4,654,533
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,580,000	2,688,102
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,849,665
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,520,450
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	845,834
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,689,052
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	1,785,000	1,804,403
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,702,290
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	1,933,452
California Municipal Finance Authority Rev. (Linxs APM Project), “A”, 5%, 12/31/2043	1,000,000	1,123,760
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,664,971
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,377,191
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	257,012
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	850,000	924,426
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 1.6%, 9/01/2021 (Put Date 10/01/2018)	2,405,000	2,405,000
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	286,250
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	551,983
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	547,490
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	2,950,000	3,107,677
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,274,072
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,505,965
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	595,258
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	620,147
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	557,899
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,442,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	$126,224	$ 1
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,690,000	1,693,532
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	3,923,673
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	532,321
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	1,027,914
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,097,765
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	855,000	902,282
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	110,000	116,634
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	211,609
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	701,573
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,664,288
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	4,640,000	4,929,211
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,066,913
California Statewide Communities Development Authority Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	795,668
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	5,025,000	5,142,334
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,907,767
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,038,036
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,610,192
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,667,742
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	12,450,985
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,385,890
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,675,000	2,695,704
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	865,000	888,121
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	915,552
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	9,765,000	10,962,677
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	9,645,000	2,207,644
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,842,543
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	640,000	672,173
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	531,307
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	531,850
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	902,500
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,173,317
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	539,163
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	952,784
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,185,767
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,073,219
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,123,940
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,654,807
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,381,395
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	2,580,000	2,714,934
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	852,481
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	3,858,549
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	391,541
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,268,495
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,224,680
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	1,783,070
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	2,900,000	2,498,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	$1,930,000	$ 1,486,100
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,763,246
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	2,916,024
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,832,421
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	2,210,000	2,362,821
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,742,170
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	1,828,633
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,408,924
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,450,500
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	6,842,760
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	916,413
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028	2,435,000	2,663,890
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	9,843,719
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	564,360
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,687,035
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,613,320
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	380,321
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	8,191,951
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,271,368
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,170,729
State of California, 5%, 4/01/2024	4,365,000	4,853,400
State of California, 5.25%, 10/01/2028	2,965,000	3,273,063
State of California, 5%, 8/01/2029	5,000,000	5,909,100
State of California, 6.5%, 4/01/2033 (Prerefunded 4/01/2019)	2,175,000	2,258,302
State of California, 6.5%, 4/01/2033	1,825,000	1,891,978
State of California, 5%, 9/01/2034	9,000,000	10,513,980
State of California, 6%, 11/01/2039	3,000,000	3,171,420
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	2,075,000	2,313,625
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	915,000	1,023,016
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,422,689
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034 (Prerefunded 8/01/2019)	2,005,000	760,958
		$ 329,765,133
Colorado - 4.2%
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation , 5%, 12/01/2034	$2,535,000	$ 2,917,506
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation , 5%, 12/01/2035	5,000,000	5,750,400
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	1,815,000	1,817,958
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	213,911
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	793,080
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	645,892
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	585,897
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	534,649
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	531,600
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	759,808
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,494,306
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,415,920
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	1,915,250
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,111,433
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,050,387
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 7%, 11/15/2038 (Prerefunded 11/15/2018)	4,330,000	4,416,946
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	341,948
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	405,398
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	424,289
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,191,100
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,985,000	2,152,375
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,318,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	$4,620,000	$ 5,045,687
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2039	360,000	376,085
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	2,420,000	2,519,438
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	1,900,000	2,050,537
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	3,090,000	3,262,978
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	4,840,000	4,840,000
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,555,100
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,250,250
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,180,207
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,455,800
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,485,460
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,712,520
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,119,140
Denver, CO, City & County School District No. 1, 5%, 12/01/2024	10,000,000	11,029,500
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	1,145,000	1,231,127
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,068,168
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,781,218
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,298,717
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2041	1,465,000	1,630,560
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,666,054
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,877,460
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	1,982,150
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	1,980,898
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,619,585
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,823,139
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	5,880,389
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,511,727
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,597,479
		$ 137,619,690
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$ 3,305,176
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,528,934
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	1,705,000	1,757,071
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	2,785,000	2,862,618
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,895,000	1,955,147
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2028	4,290,000	4,952,119
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2029	2,375,000	2,726,405
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2030	2,355,000	2,692,236
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2031	2,015,000	2,300,364
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045	5,985,000	6,153,717
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,940,176
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,932,411
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,950,788
		$ 48,057,162
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$ 255,132
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	475,000	510,853
		$ 765,985
District of Columbia - 0.9%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,355,000	$ 2,566,620
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	630,000	680,772
District of Columbia Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,423,660
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	560,000	663,331
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,717,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$210,000	$ 206,634
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	240,000	231,583
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	145,424
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,304,164
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,080,000	4,140,425
District of Columbia University Rev. (Georgetown University), BHAC, 5%, 4/01/2040	11,570,000	12,322,628
		$ 29,402,795
Florida - 2.7%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$20,000	$ 22,294
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,095,035
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	510,608
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,484,256
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	100,000	100,078
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	100,128
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	628,312
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,045,000	3,151,423
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,320,574
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	100,000	99,887
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 7.75%, 5/15/2035	835,000	910,150
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	1,265,000	1,394,182
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	180,673
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	245,000	245,113
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,504,872
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,576,385
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023 (Prerefunded 6/01/2019)	250,000	260,282
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,533,300
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,319,553
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	303,283
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	785,000	779,183
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	550,000	564,146
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	680,000	702,794
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	1,230,000	1,290,725
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,390,000	1,424,444
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	2,190,000	2,218,295
Florida Municipal Power Agency Rev., 5%, 10/01/2031 (Prerefunded 10/01/2018)	850,000	857,522
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	423,020
Florida Municipal Power Agency Rev., Unrefunded Balance, 5%, 10/01/2031	150,000	151,190
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	300,000	301,488
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	435,000	447,163
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,270,000	1,238,580
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	593,951
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,136,453
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	305,000	308,916
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	125,000	127,280
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	200,000	201,314
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	641,367
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	260,000	260,122
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,030,000	1,030,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 11/15/2039	$2,000,000	$ 2,127,520
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,243,750
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	1,645,000	1,786,256
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	640,529
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,000,000	1,071,660
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	8,041,248
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	296,198
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	142,260
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	242,369
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,247,742
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	1,115,000	1,264,154
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	1,010,000	1,142,512
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	845,000	955,146
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	980,000	1,106,900
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	495,743
Palm Beach County, FL, Solid Waste Authority Improvement Rev., BHAC, 5%, 10/01/2027 (Prerefunded 10/01/2019)	295,000	307,452
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	45,000	45,893
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	330,898
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,195,000	1,278,566
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	2,195,000	2,340,353
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,051,250
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	150,000	140,754
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	7,375,837
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	33,449
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	272,273
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	246,564
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	526,104
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,576,725
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	45,000	45,183
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017 (d)	3,815	3,624
		$ 90,817,758
Georgia - 2.5%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$ 1,056,530
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,056,009
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,555,580
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	877,776
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	2,930,161
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,440,701
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	701,064
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,220,096
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	4,850,000	5,163,601
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,820,053
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,556,387
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,774,807
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,268,469
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2046	9,100,000	10,038,028
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	3,953,829
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,453,884
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	3,685,000	3,864,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	$1,360,000	$ 1,410,918
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,977,730
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	996,171
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,070,826
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,398,472
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034	130,000	130,424
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	4,000,000	4,439,720
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2045	5,000,000	5,537,900
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	4,851,170
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	629,371
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	428,166
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., ETM, 6.25%, 7/01/2018	705,000	705,000
		$ 82,307,487
Guam - 0.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$ 575,198
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	975,502
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	137,748
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	400,629
		$ 2,089,077
Hawaii - 1.0%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$ 7,811,058
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,410,752
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	330,000	358,152
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,100,000	1,208,306
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	3,812,055
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,522,071
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	937,507
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,083,123
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,505,870
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	1,003,269
		$ 31,652,163
Illinois - 11.3%
Chicago, IL, “A”, 5.25%, 1/01/2028	$345,000	$ 367,132
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,146,563
Chicago, IL, “A”, AGM, 5%, 1/01/2027	200,000	201,394
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	7,700,000	7,974,890
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	245,000	245,813
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	505,000	506,626
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,295,000	3,318,032
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	1,490,000	1,032,063
Chicago, IL, “C”, NATL, 5%, 1/01/2028	165,000	165,424
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,025,000	3,032,623
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	1,002,367
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	2,165,000	2,172,123
Chicago, IL, (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	2,710,000	2,718,889
Chicago, IL, (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	575,000	576,886
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2020	1,635,000	1,640,412
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	1,030,000	1,033,378
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,397,035
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,183,881
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	967,928
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	6,200,603
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	1,960,182
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	756,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	$825,000	$ 792,157
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	645,000	543,490
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	11,719,563
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,359,256
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	2,440,763
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	8,315,000	8,419,520
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	5,855,000	5,937,965
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	295,159
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	1,922,338
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,620,000	1,739,686
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	14,285,000	16,713,736
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	348,254
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	224,126
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	223,574
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	223,206
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	200,061
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	193,547
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	143,424
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,242,367
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	1,205,000	1,235,872
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	1,175,000	1,197,031
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	7,049,669
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,260,641
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,755,000	4,227,980
Chicago, IL, General Obligation, “A”, AAC, 5.5%, 12/01/2019	350,000	361,942
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,091,480
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,878,520
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,673,581
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	836,553
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,054,314
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,489,351
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,048,033
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	521,037
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,113,417
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,062,462
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	6,022,872
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,605,000	1,734,058
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,892,732
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	704,629
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,996,037
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	10,447,962
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	245,000	275,162
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	156,010
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	674,406
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	612,454
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,516,629
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,516,822
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,260,333
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,575,240
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	2,990,000	3,021,544
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,031,796
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,112,921
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,560,966
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.738% (70% of LIBOR 1-Mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	889,929
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,650,000	3,896,083
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,178,472
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,744,067
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,014,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	$6,460,000	$ 6,713,878
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	555,783
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	745,000	808,310
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	615,000	668,241
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	860,659
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,586,670
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,600,238
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	10,955,400
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	9,810,000	9,750,748
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	534,536
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,058,861
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	527,490
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	3,077,638
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,562,798
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,909,722
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	10,615,000	11,848,038
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	1,250,000	1,252,300
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,730,000	1,884,748
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,603,250
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	1,315,000	1,365,549
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	765,000	843,512
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	785,000	863,414
Metropolitan Pier & Exposition Authority Rev. (McCormick Place), “A”, BAM, 5%, 6/15/2042	4,550,000	4,815,174
Metropolitan Pier & Exposition Authority Rev. (McCormick Place), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	2,400,000	1,769,592
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	5,430,000	6,078,505
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,824,169
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,025,000	1,086,049
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,030,000	1,020,071
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,025,000	1,005,648
State of Illinois, 5%, 11/01/2027	7,130,000	7,600,081
State of Illinois, 5%, 1/01/2028	425,000	436,917
State of Illinois, 5%, 5/01/2028	870,000	907,880
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,657,866
State of Illinois, 5%, 11/01/2028	2,005,000	2,118,062
State of Illinois, 5%, 2/01/2029	2,180,000	2,304,456
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,662,483
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,861,724
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,450,500
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,601,831
State of Illinois, NATL, 5%, 4/01/2021	3,855,000	3,863,944
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,168,200
State of Illinois, “A”, 5%, 12/01/2020	2,975,000	3,093,316
State of Illinois, “B”, 5%, 11/01/2019	16,185,000	16,692,400
State of Illinois, “B”, 5%, 12/01/2020	1,645,000	1,710,422
State of Illinois, “B”, 5.25%, 6/15/2034 (Prerefunded 6/15/2019)	1,275,000	1,318,937
State of Illinois, “D”, 5%, 11/01/2028	6,655,000	7,067,277
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	2,570,000	2,729,391
		$ 373,896,868
Indiana - 0.9%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$3,370,000	$ 3,649,272
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), ”A“, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	3,000,000	3,103,140
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041	2,840,000	3,230,642
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	572,273
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,423,241
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	2,190,000	2,355,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	$1,595,000	$ 1,701,498
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,421,040
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,211,886
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), ”A“, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,715,000	4,835,232
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,274,070
University of Southern Indiana Rev. (Student Fee), ”J“, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,875,000	1,970,213
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	385,882
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	888,522
		$ 31,022,869
Iowa - 0.9%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	$1,200,000	$ 1,333,656
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,469,837
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,196,950
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), ”A“, 5.25%, 2/15/2044	3,000,000	3,251,160
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	1,305,000	1,381,995
Iowa Student Loan Liquidity Corp. Rev., ”A“, 3.75%, 12/01/2033	5,625,000	5,592,262
Iowa Student Loan Liquidity Corp. Rev., ”A-1“, 4.625%, 12/01/2019	995,000	1,023,139
Iowa Student Loan Liquidity Corp. Rev., ”A-1“, 4.875%, 12/01/2020	180,000	186,853
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.5%, 12/01/2025	815,000	847,567
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.6%, 12/01/2026	810,000	841,865
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.7%, 12/01/2027	65,000	67,534
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.75%, 12/01/2028	1,375,000	1,428,570
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, ”B“, 5.6%, 6/01/2034	3,070,000	3,099,656
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, ”C“, 5.625%, 6/01/2046	5,920,000	5,948,890
		$ 28,669,934
Kansas - 0.4%
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2038	$3,800,000	$ 4,103,506
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2042	1,500,000	1,616,010
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,382,866
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	721,154
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	153,084
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	182,752
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	146,193
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	746,647
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	935,000	931,045
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,515,561
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	540,000	547,538
		$ 12,046,356
Kentucky - 1.6%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$ 926,932
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	911,880
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,032,359
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	646,003
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	4,630,125
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	2,922,569
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,739,686
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,770,287
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,412,872
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,204,633
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), ”A“, 6%, 6/01/2030 (Prerefunded 6/01/2020)	2,695,000	2,905,075
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), ”A“, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	5,500,000	5,967,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Unrefunded Rev. (Baptist Healthcare System Obligated Group), ”A“, 5.375%, 8/15/2024	$1,145,000	$ 1,148,584
Kentucky Economic Development Finance Authority Hospital Unrefunded Rev. (Baptist Healthcare System Obligated Group), ”A“, 5.625%, 8/15/2027	385,000	386,290
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	3,751,645
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	2,061,078
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), ”A“, 2.5%, 5/15/2022	9,480,000	9,480,095
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032	2,000,000	2,223,460
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039 (Prerefunded 11/01/2019)	3,000,000	3,174,300
Owen County, KY, Waterworks System Rev. (American Water Co. Project), ”B“, 5.625%, 9/01/2039	1,670,000	1,740,474
		$ 52,035,627
Louisiana - 1.3%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), AGM, 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$ 2,124,362
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,482,557
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,629,818
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	3,585,000	3,672,331
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	657,378
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,821,333
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	637,814
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,484,810
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A“, 6.5%, 8/01/2029	1,400,000	1,526,364
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A-2“, 6.5%, 11/01/2035	6,000,000	6,580,680
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,868,333
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	4,768,267
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,498,893
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,430,274
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,123,690
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), ”A“, 6.25%, 1/01/2030	1,810,000	1,846,671
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	879,360
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,118,740
		$ 42,151,675
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$ 1,147,900
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025	570,000	613,770
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	3,310,000	3,392,949
		$ 5,154,619
Maryland - 1.5%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,805,000	$ 1,997,666
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,605,000	1,768,421
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,575,000	2,828,766
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,676,522
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 7%, 9/01/2038 (Prerefunded 9/01/2018)	1,285,000	1,296,526
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	5,660,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034	$150,000	$ 151,018
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039	155,000	156,947
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	1,105,000	1,120,614
Maryland Community Development Administration, Department of Housing & Community Development, ”C“, 4%, 9/01/2044	3,715,000	3,870,027
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), ”B“, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,384,323
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	203,893
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	141,368
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	252,052
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), ”B“, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	795,000	849,227
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	784,912
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), ”A“, 5.5%, 1/01/2036	5,090,000	5,808,352
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), ”A“, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,585,953
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,455,688
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	1,918,610
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,193,212
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,284,441
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	201,199
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	341,649
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	356,799
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”C-3“, 2.5%, 11/01/2024	3,370,000	3,321,303
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,745,300
		$ 51,355,588
Massachusetts - 6.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$ 3,018,368
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2047	6,645,000	7,638,029
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2041	3,310,000	3,858,070
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	5,980,000	6,943,498
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	6,328,550
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	11,902,300
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”J“, 5%, 12/01/2036	19,615,000	22,558,819
Massachusetts Bay Transportation Authority Rev., ”A“, 7%, 3/01/2021	2,995,000	3,245,801
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	9,445,000	10,934,099
Massachusetts College Building Authority Rev., ”A“, 5%, 5/01/2031	2,395,000	2,686,472
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	1,000,000	1,059,370
Massachusetts Development Finance Agency Refunding Rev. (NewBridge on the Charles, Inc.), 5%, 10/01/2037	110,000	118,601
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,721,074
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,557,014
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	982,737
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	278,990
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5%, 1/01/2047	5,500,000	6,017,110
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,070,000	2,244,294
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,128,640
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	498,106
Massachusetts Development Finance Agency Rev. (NewBridge on the Charles, Inc.), 5%, 10/01/2047	290,000	310,126
Massachusetts Development Finance Agency Rev. (NewBridge on the Charles, Inc.), 5%, 10/01/2057	950,000	1,009,166
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	331,697
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	529,673
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,559,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2031	$1,350,000	$ 1,457,744
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,821,018
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S-4“, 5%, 7/01/2033	7,500,000	8,751,525
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S-4“, 5%, 7/01/2034	5,000,000	5,794,000
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	45,000	46,010
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	205,152
Massachusetts Development Finance Agency Rev. (Simmons College), ”H“, SYNCORA, 5.25%, 10/01/2033	420,000	496,289
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	676,487
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	790,990
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	415,000	460,986
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,587,384
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,432,184
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,243,939
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), ”A“, 4.875%, 11/01/2027	2,380,000	2,381,737
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), ”C“, 5.25%, 11/01/2042	1,150,000	1,150,748
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	693,376
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2030	1,040,000	1,081,278
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2031	705,000	730,916
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	225,000	236,810
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5%, 7/01/2021	1,255,000	1,353,643
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	1,090,000	1,135,061
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	1,130,000	1,169,403
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	12,905,000	12,815,568
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	1,620,000	1,608,773
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	3,175,000	3,391,440
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	11,415,000	11,505,749
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, ”C“, 4.125%, 7/01/2046	6,960,000	7,025,354
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	2,600,000	2,720,666
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance, (Suffolk University), 6.25%, 7/01/2030	1,455,000	1,510,159
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	470,000	506,237
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), ”A“, 5.125%, 7/01/2041	465,000	499,168
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), ”A“, AAC, 5%, 1/01/2027	1,925,000	1,944,635
Massachusetts School Building Authority, Sales Tax Rev., ”A“, 5%, 8/15/2026	12,500,000	13,890,875
Massachusetts Water Resources Authority, ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,256,400
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	390,000	395,370
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	10,364,276
		$ 208,591,269
Michigan - 2.5%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5%, 7/01/2019	$1,730,000	$ 1,782,575
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5%, 7/01/2020	1,725,000	1,824,636
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039	5,920,000	6,362,461
Detroit, MI, Water Supply System Rev., Senior Lien, ”A“, 5%, 7/01/2036	295,000	311,691
Detroit, MI, Water Supply System Rev., Senior Lien, ”C“, 5%, 7/01/2041	410,000	431,992
Eastern Michigan University Board of Regents, General Rev., ”A“, 4%, 3/01/2047	9,675,000	9,697,639
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,443,535
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,487,158
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,202,948
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	707,468
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	902,604
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,161,290
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,317,480
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	881,704
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	1,958,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	$1,155,000	$ 1,265,418
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	580,000	637,530
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044	450,000	488,052
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-2“, 5%, 7/01/2034	800,000	875,440
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	485,000	528,408
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	265,877
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	630,141
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2034	3,235,000	3,724,747
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2035	3,775,000	4,336,531
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,485,170
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	7,165,000	7,557,212
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	1,540,000	1,599,521
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,052,069
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), ”V“, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,325,000	2,350,389
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,101,730
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	678,777
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	514,396
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,113,269
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	7,967,547
		$ 82,646,202
Minnesota - 0.5%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	$2,500,000	$ 2,872,475
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,434,880
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	1,345,000	1,395,182
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	6,709,116
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052	240,000	246,506
University of Minnesota, ”A“, 5%, 12/01/2025	710,000	783,095
		$ 15,441,254
Mississippi - 1.0%
Alcorn State University Educational Building Corp., Student Housing Rev., ”A“, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$ 2,602,400
Alcorn State University Educational Building Corp., Student Housing Rev., ”A“, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,693,884
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	1,750,000	1,990,415
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	598,658
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	2,927,735
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,576,712
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,930,204
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,441,938
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	686,392
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	2,903,475
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	2,893,350
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	5,762,450
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,735,579
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	636,730
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) ”A“, 5%, 3/01/2028	1,080,000	1,231,880
		$ 32,611,802

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 0.4%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$ 638,950
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,443,304
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 4.375%, 2/01/2031	105,000	107,182
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040	160,000	166,486
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050	275,000	281,287
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	799,219
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,900,793
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	1,105,000	1,146,018
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), ”B“, GNMA, 4%, 11/01/2040	1,075,000	1,118,731
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	146,559
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	98,036
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	267,238
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	230,000	234,361
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	754,933
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	2,358,425
		$ 12,461,522
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	$1,415,000	$ 1,430,537
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	1,095,000	1,159,331
		$ 2,589,868
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2034	$850,000	$ 1,004,003
Douglas County, NE, Educational Facilities Refunding Rev. (Creighton University), ”A“, 5.875%, 7/01/2040 (Prerefunded 7/01/2020)	6,355,000	6,862,701
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 3%, 3/01/2044	595,000	599,278
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	1,970,000	2,049,155
Nebraska Investment Finance Authority, Single Family Housing Rev., ”E“, 3%, 3/01/2043	225,000	225,859
		$ 10,740,996
Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029	$155,000	$ 157,945
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035	630,000	651,754
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038	305,000	314,165
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045	760,000	784,905
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048	735,000	751,949
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Accesss Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	103,129
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Accesss Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	130,262
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Accesss Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	461,937
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Accesss Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	577,946
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Accesss Corridor Project), Capital Appreciation, ”C“, 0%, 7/01/2058	28,000,000	3,053,120
		$ 6,987,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), ”A“, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,610,000	$ 4,861,153
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	460,000	486,174
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	185,000	186,086
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,812,320
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,783,337
		$ 9,129,070
New Jersey - 5.4%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$360,000	$ 404,896
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	485,000	538,549
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	662,940
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	1,872,642
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,860,981
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	399,801
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	602,519
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	919,760
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	598,917
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	597,940
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	1,970,000	2,199,269
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,190,000	2,428,929
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	1,095,000	1,187,035
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,675,661
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	529,873
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	515,792
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,561,141
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	953,311
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	475,281
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2034	610,000	659,312
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2035	510,000	550,030
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2042	2,855,000	3,056,877
New Jersey Economic Development Authority Rev., School Facilities Construction, ”NN“, 5%, 3/01/2027	4,135,000	4,383,017
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	595,000	606,966
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,786,500
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	400,000	451,276
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”B“, 5.625%, 11/15/2030	370,000	417,430
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	3,635,355
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), ”A“, 5.7%, 10/01/2039	5,000,000	5,189,000
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	1,915,000	1,877,370
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	8,115,996
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	526,681
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,258,462
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	1,100,000	1,247,257
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), ”B“, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,420,649
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	6,037,998
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,291,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2032	$2,100,000	$ 2,280,327
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	1,921,438
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	1,924,783
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,695,708
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	1,974,093
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,278,062
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., ”1A“, 2.75%, 12/01/2027	5,670,000	5,468,715
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., ”1A“, 3.5%, 12/01/2029	2,255,000	2,259,262
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., ”1B“, 2.95%, 12/01/2028	14,730,000	14,658,560
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,438,990
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,425,340
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,406,320
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,338,928
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,072,997
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,393,742
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2030	8,585,000	8,603,887
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2031	6,865,000	6,880,103
New Jersey Transportation Trust Fund Authority, Transportation Systems, ”B“, NATL, 5.5%, 12/15/2020	3,325,000	3,565,497
New Jersey Transportation Trust Fund Authority, Transportation Systems, ”B“, NATL, 5.5%, 12/15/2021	5,000,000	5,484,100
New Jersey Transportation Trust Fund Authority, Transportation Systems, ”C“, 5%, 6/15/2042	2,360,000	2,429,644
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	10,283,250
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	1,728,139
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	4,284,284
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	1,892,701
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, ”C“, NATL, 0%, 12/15/2031	5,000,000	2,866,300
		$ 177,051,686
New Mexico - 0.9%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2031	$2,500,000	$ 2,934,650
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	2,300,000	2,683,939
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), ”D“, 5.9%, 6/01/2040	9,975,000	10,625,071
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,940,000	2,044,896
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., ”A“, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	11,824,933
		$ 30,113,489
New York - 4.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$ 2,150,025
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	4,385,000	4,720,102
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, ”B“, 0%, 1/01/2045	1,610,000	441,752
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, ”C“, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,350,822
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,567,914
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,167,167
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047	1,500,000	1,628,250
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,698,871
Metropolitan Transportation Authority (Hudson Rail Yards Trust), ”A“, 5%, 11/15/2046	13,870,000	14,353,508
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	111,557
New York Dormitory Authority Rev., Non-State Supported Debt (Memorial Sloan-Kettering Cancer), ”1“, 5%, 7/01/2042	3,500,000	4,009,635
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	1,475,000	1,520,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	$1,395,000	$ 1,436,111
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), ”A“, 5%, 12/01/2035	200,000	221,660
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,606,100
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), ”C“, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,475,625
New York Environmental Facilities Corp., State Revolving Funds Rev., ”C“, 5%, 5/15/2041	2,745,000	2,963,694
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	14,473,791
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040	3,190,000	3,517,230
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,504,700
New York Mortgage Agency Rev., ”54“, 4%, 4/01/2047	4,875,000	5,124,015
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	8,290,000	8,746,945
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5%, 5/01/2019	3,325,000	3,420,028
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,572,010
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	802,516
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,475,000	6,180,727
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,190,000	3,587,410
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,800,000	2,016,504
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,335,790
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,688,644
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	3,991,750
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	5,574,420	5,785,300
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,183,209
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,675,174
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	7,941,220
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), ”A“, 5.25%, 11/01/2042	1,170,000	1,170,761
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	113,764
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	113,900
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,765,000	1,847,620
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,535,874
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,048,306
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	528,134
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,710,000	2,932,491
		$ 135,261,331
North Carolina - 0.8%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$6,000,000	$ 6,334,140
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	225,756
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	276,591
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	300,592
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037	100,000	106,137
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041	370,000	388,426
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046	1,350,000	1,412,492
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	668,426
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,300,805
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,654,256
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,060,615
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2031	1,600,000	1,840,976

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	$1,250,000	$ 1,321,950
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,445,551
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,633,091
		$ 24,969,804
North Dakota - 0.3%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	$3,105,000	$ 3,437,266
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	3,620,000	3,982,145
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2043	2,585,000	2,827,938
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 7/01/2034	895,000	927,677
		$ 11,175,026
Ohio - 2.1%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	$1,500,000	$ 1,651,260
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-2“, 5.125%, 6/01/2024	8,065,000	8,045,967
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-2“, 6.5%, 6/01/2047	8,500,000	8,717,685
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,225,000	1,259,729
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), ”B“, 7%, 5/15/2040	1,040,000	1,138,550
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,163,007
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	890,000	972,886
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	9,355,000	10,190,869
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	2,024,270
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	2,950,465
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	190,000	192,742
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	255,908
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	341,906
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,295,230
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,520,037
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	142,156
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	752,875
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	957,245
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,211,767
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	405,000	442,228
The Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,717,374
The Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,998,659
		$ 69,942,815
Oklahoma - 0.7%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$365,000	$ 364,073
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 5.4%, 10/01/2038	185,000	188,852
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,590,112
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	169,982
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	907,597
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,262,585
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	1,215,000	1,371,577
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,280,779
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2052	1,625,000	1,856,628
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2057	2,310,000	2,628,849
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045	755,000	807,072
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	4,861,237
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	274,400
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), ”B“, 5.5%, 6/01/2035	3,365,000	3,611,183
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), ”B“, 5.5%, 12/01/2035	1,440,000	1,545,350
		$ 22,720,276

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 0.8%
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	$9,000,000	$ 10,030,860
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	8,587,875
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,501,229
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	4,720,120
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	2,048,375
		$ 26,888,459
Pennsylvania - 6.3%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$240,000	$ 261,552
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	720,000	777,650
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	1,125,000	1,139,062
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	105,000	112,853
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	135,000	150,996
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	148,176
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	358,819
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,221,240
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	530,000	597,374
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	618,590
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	470,000	527,862
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	215,000	241,125
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,150,100
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	551,862
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	666,575
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	490,000	514,554
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	1,475,000	1,677,444
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	1,260,000	1,427,252
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	630,000	710,237
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	743,986
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	1,980,345
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	775,326
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,378,364
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	1,005,539
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	745,000	761,800
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	4,540,000	4,647,916
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	505,000	513,928
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	85,000	86,488
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,551,341
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	490,000	495,341
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), ”A“, 6.2%, 7/01/2019	70,000	70,178
Delaware Valley, PA, Regional Finance Authority, AAC, 5.5%, 8/01/2018	9,640,000	9,669,884
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	7,315,000	6,529,076
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	394,474
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	501,382
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	512,475
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	279,000
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	670,000	753,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	$250,000	$ 274,658
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), ”A“, 5%, 12/01/2043	9,610,000	10,517,953
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	5,606,516
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2019	510,000	529,370
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2021	755,000	822,489
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	756,817
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	777,699
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	715,365
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,539,576
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,095,000	1,235,565
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), ”A“, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,094,781
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,024,683
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2031	1,140,000	1,262,584
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2037	1,780,000	1,943,885
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2%, 8/01/2045 (Put Date 8/01/2018)	10,000,000	10,002,000
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), ”A“, 1.75%, 12/01/2030 (Put Date 10/01/2018)	1,080,000	1,080,000
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,258,969
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	549,474
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	2,305,000	2,517,198
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044	3,915,000	4,064,670
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	4,803,920
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	284,092
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	450,474
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	322,888
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.25%, 8/01/2046	2,090,000	2,139,637
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	1,700,000	1,739,576
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,568,709
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,218,775
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,542,685
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,231,623
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	163,643
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	388,874
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,170,530
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,054,771
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,255,074
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”I“, 5%, 12/01/2058	8,300,000	8,820,576
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”III“, 5.25%, 12/01/2047	350,000	343,301
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), ”III“, 5.5%, 12/01/2058	505,000	494,304
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	601,618
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,005,000	1,065,481
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,570,000	1,656,052
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	5,490,000	6,148,251
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2047	4,710,000	5,255,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	$2,910,000	$ 3,343,619
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,057,822
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,068,226
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	352,585
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	770,000	870,824
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	434,357
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	433,306
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	433,306
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,291,904
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,130,048
Philadelphia, PA, School District, ”F“, 5%, 9/01/2038	255,000	282,512
Reading, PA, School District, ”A“, 5%, 4/01/2020	1,000,000	1,047,800
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	1,998,020
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,260,440
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	8,795,389
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	24,943,849
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	140,000	140,524
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	82,067
West Shore, PA, Area Authority Rev. (Messiah Village Project) ”A“, 5%, 7/01/2030	445,000	479,229
West Shore, PA, Area Authority Rev. (Messiah Village Project) ”A“, 5%, 7/01/2035	435,000	462,675
		$ 209,706,520
Puerto Rico - 6.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$3,235,000	$ 3,311,508
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	3,675,000	3,500,842
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”BB“, 5.25%, 7/01/2018	790,000	790,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2029	850,000	960,092
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	625,000	696,012
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	1,630,000	1,817,059
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	2,720,000	3,021,376
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,099,444
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	365,000	365,223
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	17,370,000	18,293,215
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	4,475,000	4,984,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	8,390,000	8,479,353
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, ASSD GTY, 5%, 7/01/2032	660,000	672,131
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	3,355,000	3,573,410
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,800,000	1,917,108
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	5,530,000	6,160,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	5,510,000	6,119,847
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	1,515,000	1,545,164
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	3,330,000	3,385,378
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”Y“, AGM, 6.25%, 7/01/2021	6,740,000	7,176,348
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”A“, 0%, 7/01/2018	100,000	100,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2019	890,000	857,720
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2020	880,000	808,412
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	570,000	555,237
Commonwealth of Puerto Rico, ”A“, NATL, 5.5%, 7/01/2020	2,890,000	2,994,762
Commonwealth of Puerto Rico, ”A“, NATL, 5.5%, 7/01/2021	570,000	595,046
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, ”A“, AAC, 0%, 7/01/2034	15,570,000	6,288,256
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, ”A“, AAC, 0%, 7/01/2035	2,360,000	900,647
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	360,000	360,097
Commonwealth of Puerto Rico, Public Improvement, ”A“, 3.021%, 7/01/2018	4,365,000	4,365,000
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	10,035,000	10,597,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, Public Improvement, ”A“, ASSD GTY, 5.5%, 7/01/2029	$3,390,000	$ 3,827,242
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	817,193
Commonwealth of Puerto Rico, Public Improvement, ”C“, AGM, 5.25%, 7/01/2027	285,000	293,866
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NATL, 6%, 7/01/2027	2,560,000	2,617,984
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2020	510,000	511,010
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,121,709
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	445,022
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,914,943
Puerto Rico Electric Power Authority Rev., ”MM“, NATL, 5%, 7/01/2020	50,000	51,336
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 5.25%, 7/01/2022	1,505,000	1,566,314
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 4.75%, 7/01/2033	225,000	217,044
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022	905,000	910,774
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2024	160,000	160,600
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2025	210,000	210,662
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	110,000	112,602
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	555,000	558,541
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	230,000	230,055
Puerto Rico Electric Power Authority Rev., ”SS“, NATL, 5%, 7/01/2019	4,730,000	4,749,488
Puerto Rico Electric Power Authority Rev., ”SS“, NATL, 5%, 7/01/2020	560,000	564,362
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2024	970,000	973,637
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2026	35,000	35,086
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	369,659
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,385,360
Puerto Rico Electric Power Authority Rev., ”UU“, NATL, 5%, 7/01/2019	730,000	742,760
Puerto Rico Electric Power Authority Rev., ”V“, AGM, 5.25%, 7/01/2027	245,000	269,495
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2025	280,000	291,119
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2026	840,000	871,643
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	2,295,000	2,364,607
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	3,025,000	3,106,493
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	1,420,000	1,448,272
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,778,745
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	147,072
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	45,000	44,768
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	516,599
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	470,000	468,825
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	588,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	147,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,078,212
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	646,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	661,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	790,000	687,300
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	476,875
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, 5.5%, 7/01/2018	480,000	480,000
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	4,055,669
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,851,824
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	757,381
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	5,015,000	5,413,392
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	817,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2029	$4,130,000	$ 2,264,438
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	195,102
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2023	1,100,000	1,180,696
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2027	1,600,000	1,636,240
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2028	345,000	351,990
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, ASSD GTY, 5%, 7/01/2032	400,000	407,548
Puerto Rico Public Buildings Authority Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,934,008
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), ”I“, ASSD GTY, 5%, 7/01/2036	425,000	431,681
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”A“, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	46,867
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”A“, AGM, 5%, 8/01/2040	1,515,000	1,541,376
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 8/01/2054	7,480,000	1,027,004
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2040	4,650,000	1,379,562
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2041	3,740,000	1,052,548
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2042	13,330,000	3,555,111
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2043	5,415,000	1,368,695
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2044	21,130,000	5,062,325
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2045	1,225,000	278,565
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2046	25,085,000	5,408,075
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	350,000	351,103
		$ 210,120,230
Rhode Island - 0.8%
Providence, RI, ”A“, 5%, 1/15/2025	$1,345,000	$ 1,477,953
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), ”A“, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	7,645,000	8,002,786
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3%, 12/01/2021	4,890,000	4,944,524
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2021	1,120,000	1,210,216
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	1,500,000	1,519,110
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	766,514
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.375%, 12/01/2023	1,535,000	1,556,137
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.8%, 12/01/2031	2,500,000	2,551,175
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	2,995,000	3,000,750
		$ 25,029,165
South Carolina - 1.6%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$ 2,478,712
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	2,000,000	2,288,880
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	749,346
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2029	500,000	574,240
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,278,864
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,572,802
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	6,114,722
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	8,770,160
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	835,000	867,298
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	260,000	268,726
South Carolina Port Authority Rev., 5.25%, 7/01/2050	3,075,000	3,434,590
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	2,926,829
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	6,983,872
South Carolina Public Service Authority Rev., ”C“, 5%, 12/01/2036	2,920,000	3,070,146
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2034	1,250,000	1,439,438
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2035	1,415,000	1,625,892
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2036	1,045,000	1,197,267
		$ 51,641,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024	$1,000,000	$ 1,107,040
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025	1,000,000	1,099,780
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026	1,400,000	1,530,956
		$ 3,737,776
Tennessee - 1.8%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045	$10,310,000	$ 11,001,285
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,165,060
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	9,315,000	10,169,465
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2047	3,940,000	4,286,484
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	790,000	875,423
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	1,980,000	2,152,181
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	5,186,274
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,721,025
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	3,003,441
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2040	1,450,000	1,611,211
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	1,500,000	1,557,045
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,847,617
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,687,108
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2024	2,215,000	2,518,721
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,245,553
Tennessee Housing Development Agency, Residential Financing Program Rev., ”1“, 4%, 1/01/2043	2,880,000	3,040,848
Tennessee Housing Development Agency, Residential Financing Program Rev., ”2-C“, 4%, 1/01/2045	1,570,000	1,635,500
		$ 60,704,241
Texas - 5.9%
Arlington, TX, (Tarrant County), Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	$1,200,000	$ 1,381,836
Arlington, TX, (Tarrant County), Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,127,627
Arlington, TX, (Tarrant County), Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	5,836,389
Arlington, TX, Higher Education Finance Corp. (Harmony Public Schools), ”A“, PSF, 5%, 2/15/2041	6,000,000	6,746,280
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,195,372
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	813,892
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,199,250
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	218,956
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	544,557
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	351,915
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	510,324
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,342,540
Brazos River, TX, Brozoria County Environmental Faciliites Rev. (Dow Chemical Co.), ”A-4“, 5.95%, 5/15/2033	7,310,000	7,466,507
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), ”A“, PSF, 5%, 8/15/2039	3,190,000	3,590,217
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,588,946
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,570,735
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	1,875,000	2,012,550
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,873,392
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	8,775,360
Decatur Hospital Authority Rev. (Wise Regional Health System), ”A“, 5.25%, 9/01/2044	415,000	445,868
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	499,399
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,097,462
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	116,013	1
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), ”D“, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	8,235,000	8,362,231
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), ”A“, 5.25%, 11/15/2035 (Prerefunded 11/15/2019)	1,560,000	1,637,080
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), ”B“, 7%, 12/01/2027 (Prerefunded 12/01/2018)	1,795,000	1,835,872
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), ”B“, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,050,000	2,098,769

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	$225,000	$ 247,336
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	545,000	597,135
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	328,662
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	634,342
Houston, TX, Airport System Rev., ”B“, 5%, 7/01/2026	1,855,000	2,009,781
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	891,124
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,660,918
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,310,412
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	725,000	787,096
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2020	3,215,000	3,385,138
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031	2,310,000	2,498,981
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,178
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,701,265
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), ”D“, PSF, 5%, 2/15/2032	1,000,000	1,169,040
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), ”A“, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,543,970
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	4,498,647
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,520,000	2,675,585
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	770,000	811,303
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.65%, 1/01/2020 (Put Date 10/01/2018)	6,250,000	6,250,000
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	542,307
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,749,859
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	1,925,942
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	205,000	202,446
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-2”, 3%, 11/15/2021	120,000	119,540
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	555,000	545,054
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	555,000	553,385
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	555,000	574,508
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	835,000	840,469
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	210,702
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	970,041
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	6,220,000	6,770,719
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	1,910,000	2,072,216
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	310,000	314,455
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	470,000	480,232
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	1,250,000	1,328,650
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,090,000	1,136,369
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	115,000	122,096
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	75,000	78,653
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	389,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	$355,000	$ 384,728
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	895,000	959,968
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,715,382
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	110,000	110,820
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	125,000	125,219
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	150,000	149,166
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	300,000	301,158
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,859,960
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	6,926,520
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	3,075,646
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2042	10,000,000	11,454,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	395,000	418,337
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	3,100,000	3,293,564
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,228,011
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,453,613
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,573,733
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	360,000	360,122
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	3,200,000	3,398,080
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	8,245,000	8,133,775
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	835,538
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,771,814
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,396,525
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,139,320
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	5,000,000	5,810,400
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	658,322
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,880,472
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	110,000	117,296
University of Texas, System Rev., “J”, 5%, 8/15/2028	5,000,000	5,908,950
		$ 196,582,029
Utah - 0.2%
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	$150,000	$ 152,859
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	795,000	823,294
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,107,840
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,854,321
		$ 5,938,314
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$315,000	$ 335,847
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,087,812
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 3.625%, 6/15/2029	575,000	565,035
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 3.75%, 6/15/2030	635,000	627,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 4%, 6/15/2033	$595,000	$ 596,196
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 4%, 6/15/2034	635,000	634,987
State of Vermont, Student Assistance Corp. Education Loan Rev., “B”, 4.375%, 6/15/2046	765,000	755,858
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,035,331
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	675,000	702,567
		$ 7,341,388
Virginia - 0.7%
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2035	$2,000,000	$ 2,089,160
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2036	2,730,000	2,845,261
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2037	2,905,000	3,025,354
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	6,000,000	6,196,980
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,125,000	2,304,881
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 8.025%, 8/23/2027 (p)	3,850,000	4,665,353
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	915,008
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	800,000	871,688
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	715,000	770,420
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	714,450
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	188,186
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	529,029	10
		$ 24,586,751
Washington - 1.9%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$13,000,000	$ 14,872,000
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	2,255,000	2,324,612
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,290,220
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,522,196
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	3,882,802
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,285,000	5,304,819
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,480,000	1,645,834
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	985,000	1,092,946
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,060,000	1,175,296
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,165,000	2,275,502
Washington Housing Finance Commission Nonprofit Housing Rev. (Heron's Key Senior Living), “B-2”, 4.875%, 1/01/2022	60,000	60,023
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	825,000	884,070
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	615,000	653,911
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	665,000	705,119
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	12,000,000	13,393,680
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	8,890,499
		$ 61,973,529
West Virginia - 0.9%
Harrison County, WV, Solid Waste Disposal Rev. (Monongahela Power Co. Project), “A”, 3%, 10/15/2037 (Put Date 10/15/2021)(w)	$10,000,000	$ 9,999,700
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,445,000	1,583,792
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	441,077
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 4.5%, 6/01/2027	160,000	159,530
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	375,000	387,787
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	2,119,664

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System), “A”, 4%, 6/01/2051	$10,000,000	$ 9,802,200
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	640,000	639,219
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	605,000	604,976
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	380,000	379,981
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,540,000	1,496,372
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	675,000	764,235
		$ 28,378,533
Wisconsin - 1.4%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$2,215,000	$ 2,386,530
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	665,000	713,871
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,465,000	2,688,107
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	458,479
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,488,231
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	465,000	488,390
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	630,000	660,183
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	2,560,000	2,676,531
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	123,629
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	123,592
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	328,947
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	85,000	87,212
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	108,304
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	172,547
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	226,805
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	696,265
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	640,816
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	7,060,000	7,522,289
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	3,170,000	3,646,292
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	699,199
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	3,605,000	3,998,594
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	995,000	1,089,823
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	960,000	1,047,830
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	2,320,000	2,524,949
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	200,000	217,038
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	1,305,000	1,315,753
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	1,795,000	1,798,913
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	490,000	516,744
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	484,061
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	403,253
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	803,795
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	890,000	936,556
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,358,582
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,694,864
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,724,149
		$ 45,851,123
Total Municipal Bonds		$3,262,190,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.9% (v)	27,727,958	$ 27,727,958
Other Assets, Less Liabilities - 0.4%		11,793,156
Net Assets - 100.0%		$3,301,712,101
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,727,958 and $3,262,190,987, respectively.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At June 30, 2018, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,262,190,987	$—	$3,262,190,987
Mutual Funds	27,727,958	—	—	27,727,958
Total	$27,727,958	$3,262,190,987	$—	$3,289,918,945
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,763,624	153,807,318	(169,842,984)	27,727,958
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,319	$2,873	$—	$128,713	$27,727,958

Quarterly Report
June 30, 2018
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.0%
Airport Revenue – 1.7%
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	$450,000	$ 490,995
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	105,000	113,443
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	266,087
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	182,471
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	717,379
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	550,165
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,270,676
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	99,156
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	16,691
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	87,557
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	141,887
		$ 3,936,507
General Obligations - General Purpose – 4.9%
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	$45,000	$ 47,972
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	550,000	569,937
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	165,000	170,678
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	112,558
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,042,222
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,421,500
New York, NY, “E-1”, 6.25%, 10/15/2028 (Prerefunded 10/15/2018)	960,000	973,286
New York, NY, “E-1”, 6.25%, 10/15/2028	40,000	40,556
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,016
Orange County, NY, Various Purposes, “A”, 2.25%, 3/15/2032	2,210,000	1,937,750
Puerto Rico Public Buildings Authority Rev., “H”, 5.5%, 7/01/2018	325,000	325,000
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,762
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	270,213
State of Illinois, 5%, 11/01/2027	510,000	543,624
State of Illinois, “D”, 5%, 11/01/2028	450,000	477,878
		$ 11,059,952
Healthcare Revenue - Hospitals – 9.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$ 505,197
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	335,595
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	655,301
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems),“A”, 5%, 7/01/2044	1,000,000	1,093,480
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,196,800
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	223,174
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	254,812
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	135,417
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	40,000	43,078
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,200,060
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,095,190
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	35,000	36,992
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	187,139
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	1,495,000	1,539,058
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034	1,970,000	2,070,037
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,117,940
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	804,585
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/2037 (Prerefunded 12/01/2018)	750,000	765,000
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	800,000	886,640
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,003,250
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	$1,290,000	$ 1,412,808
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	158,246
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	920,655
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	173,215
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	415,639
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	953,329
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	140,161
		$ 22,322,798
Healthcare Revenue - Long Term Care – 2.2%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$ 1,137,030
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	812,333
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,073,110
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,070,980
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	106,001
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	201,353
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	20,000	21,327
Ulster County, NY, Capital Resource Corp. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	515,000	499,287
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	21,325
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	139,187
		$ 5,081,933
Human Services – 0.3%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032 (Prerefunded 7/01/2019)	$705,000	$ 735,696
Industrial Revenue - Airlines – 1.9%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$ 1,049,040
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	3,000,000	3,348,000
		$ 4,397,040
Industrial Revenue - Environmental Services – 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	$1,160,000	$ 1,160,754
Industrial Revenue - Other – 1.1%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,000,000	$ 1,241,320
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	1,000,000	1,159,080
		$ 2,400,400
Industrial Revenue - Paper – 0.6%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$ 1,311,420
Miscellaneous Revenue - Other – 7.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$ 1,873,865
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	205,000	219,366
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	336,032
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,940,000	2,056,943
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,653,870
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,824,141
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,639,775
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	$1,000,000	$ 1,080,550
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,200,970
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,075,600
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,073,580
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	242,958
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	198,669
		$ 17,476,319
Multi-Family Housing Revenue – 4.4%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$ 1,458,642
New York Housing Finance Agency Affordable Housing Rev., “D”, 5%, 11/01/2040	1,520,000	1,538,119
New York Housing Finance Agency Affordable Housing Rev., “D”, FNMA, 3.2%, 11/01/2046	545,000	501,002
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	695,000	695,639
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,023,680
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	778,373
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,023,760
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	2,824,949
		$ 9,844,164
Port Revenue – 1.0%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$ 2,313,840
Sales & Excise Tax Revenue – 1.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$ 1,050,050
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,511,246
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,415
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	660,000	90,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	770,000	205,359
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	115,000	26,151
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,320,000	500,169
		$ 3,394,008
Secondary Schools – 3.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,081,970
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	707,955
Build NYC Resource Corp. Rev. (The Chapin School Ltd. Project), 5%, 11/01/2047	2,000,000	2,500,320
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	737,957
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	568,978
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	501,345
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	556,115
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	714,589
		$ 7,369,229
State & Local Agencies – 11.4%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	$1,430,000	$ 1,276,361
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	33,786
New York City Educational Construction Fund Rev., ”A“, 5.75%, 4/01/2033	1,860,000	2,040,587
New York Dormitory Authority Rev. (State University) , ”B“, FGIC, 5.25%, 5/15/2019	40,000	41,286
New York Dormitory Authority Rev., City University System, 5.75%, 7/01/2018	175,000	175,000
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 10/01/2020	2,000,000	2,149,280
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2037	1,000,000	1,142,330
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	3,000,000	3,410,790
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Dormitory Authority Rev., State Personal Income Tax, ”D“, 5%, 2/15/2040	$830,000	$ 901,007
New York Urban Development Corp. Rev., ”D“, 5.625%, 1/01/2028	2,000,000	2,041,180
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2028	1,000,000	1,119,600
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	2,000,000	2,321,160
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-2A“, 5%, 7/15/2040	2,000,000	2,155,500
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5.25%, 1/15/2039	2,000,000	2,036,560
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	3,000,000	3,463,050
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-5“, 5%, 1/15/2032	1,000,000	1,017,760
United Nations Development Corp., ”A“, 5%, 7/01/2026	500,000	516,150
		$ 25,841,387
Tax - Other – 11.9%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, ”B“, 0%, 1/01/2045	$4,000,000	$ 1,097,520
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	270,000	283,889
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	94,942
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	300,000	329,487
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	185,000	202,621
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	190,000	207,664
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	100,000	109,070
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	300,000	325,176
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5%, 2/15/2042	2,000,000	2,278,860
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047	1,140,000	1,237,470
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	2,048,939
New York, NY, City Transitional Finance Authority Rev., ”A-1“, 5%, 5/01/2032	825,000	949,253
New York, NY, City Transitional Finance Authority Rev., ”A-3“, 4%, 8/01/2043	3,000,000	3,113,370
New York, NY, City Transitional Finance Authority Rev., ”B-1“, 4%, 8/01/2042	2,000,000	2,081,900
New York, NY, City Transitional Finance Authority Rev., ”D“, 5%, 2/01/2027	3,000,000	3,220,290
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2035	2,300,000	2,645,575
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2043	2,500,000	2,849,250
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	350,000	350,084
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2036	3,020,000	1,088,982
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	425,000	454,945
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	1,215,000	1,307,583
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	715,000	771,800
		$ 27,048,670
Tobacco – 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-3“, 6.25%, 6/01/2037	$765,000	$ 798,751
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	355,000	396,237
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	80,000	80,285
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B“, 5%, 6/01/2032	750,000	806,955
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	1,000,000	1,100,280
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2036	1,000,000	1,097,890
		$ 4,280,398
Toll Roads – 3.4%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	$1,000,000	$ 1,132,160
Buffalo & Fort Erie Public Bridge Authority Toll System Rev. , 5%, 1/01/2042	1,000,000	1,136,140
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	2,000,000	2,261,320
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 1/01/2028	1,000,000	1,108,620
Triborough Bridge & Tunnel Authority Rev., NY, ”A-2“, 5%, 11/15/2029 (Prerefunded 11/15/2018)	750,000	760,215
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded Balance, ”A-2“, 5%, 11/15/2029	1,250,000	1,266,837
		$ 7,665,292
Transportation - Special Tax – 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$255,000	$ 242,916
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	275,000	280,189
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	25,000	25,015
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	$1,290,000	$ 1,358,563
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	1,105,000	1,230,716
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	545,000	550,804
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	1,255,000	1,362,905
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	150,000	152,987
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	105,000	106,746
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”A“, 0%, 7/01/2018	10,000	10,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2019	70,000	67,461
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2020	80,000	73,492
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	40,000	38,964
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), ”C-1“, 4%, 11/15/2037	2,000,000	2,072,600
Metropolitan Transportation Authority Rev., NY, 6.5%, 11/15/2028	380,000	386,810
Metropolitan Transportation Authority Rev., NY, ”C“, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	1,495,000	1,523,540
Metropolitan Transportation Authority Rev., NY, ”C“, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	125,000	127,386
		$ 9,611,094
Universities - Colleges – 15.6%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), ”A“, 5%, 12/01/2033	$125,000	$ 137,185
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), ”A“, 5.625%, 7/01/2031	1,000,000	1,042,850
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,076,420
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,239,800
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,122,980
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,719,675
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), ”B“, 5.25%, 2/01/2039	500,000	509,395
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,078,900
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,259,420
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	747,056
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	529,301
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,945,000	2,024,220
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B“, 5.25%, 4/01/2029	1,325,000	1,559,697
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	547,205
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,094,410
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2030	1,000,000	1,143,650
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2037	1,000,000	1,160,060
New York Dormitory Authority Rev. (Columbia University), ''B'', 5%, 10/01/2038	1,000,000	1,185,510
New York Dormitory Authority Rev. (New York University), ”A“, 4%, 7/01/2041	1,500,000	1,580,925
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	618,552
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,068,880
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), ”A“, 5%, 7/01/2032	1,000,000	1,142,540
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), ”A“, 5%, 7/01/2036	500,000	564,495
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 5%, 1/01/2043	740,000	820,808
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,096,840
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	72,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	118,125
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,256,400
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), ”A“, 5%, 7/01/2041	1,000,000	1,142,860
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), ”E“, 5%, 9/01/2031	1,000,000	1,070,460
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), ”A“, 6%, 6/01/2041 (Prerefunded 6/01/2019)	595,000	618,467
		$ 35,349,086
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 2.6%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo) ”A“, AGM, 5%, 10/01/2045	$1,000,000	$ 1,140,440
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), ”A“, 5.375%, 10/01/2041	2,000,000	2,165,920
Onondaga County, NY, Trust for Cultural Resources Rev., (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,103,430
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,389,400
		$ 5,799,190
Utilities - Municipal Owned – 3.0%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$515,000	$ 556,123
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	155,000	168,962
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	180,000	195,939
Long Island, NY, Power Authority, Electric Systems Rev., 5%, 9/01/2035	1,000,000	1,149,620
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,035,690
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,074,060
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	885,000	890,646
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	140,000	142,274
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	505,000	515,055
		$ 6,728,369
Utilities - Other – 0.7%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$ 1,509,170
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	124,463
		$ 1,633,633
Water & Sewer Utility Revenue – 3.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	$190,000	$ 190,464
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	238,287
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	298,806
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	826,373
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	338,823
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%,12/01/2040	100,000	120,941
New York Environmental Facilities Corp., Clean Water & Drinking Rev., ”B“, 5%, 6/15/2033	2,140,000	2,145,799
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”BB“, 5%, 6/15/2046	1,000,000	1,145,810
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2034	2,000,000	2,235,360
		$ 7,540,663
Total Municipal Bonds		$224,301,842
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,353	$ 1,353
Other Assets, Less Liabilities – 1.0%		2,300,260
Net Assets – 100.0%		$226,603,455
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,353 and $224,301,842, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$224,301,842	$—	$224,301,842
Mutual Funds	1,353	—	—	1,353
Total	$1,353	$224,301,842	$—	$224,303,195
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	420,742	13,090,505	(13,509,894)	1,353
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$84	$(6)	$—	$5,230	$1,353

8

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
New York	84.4%
Puerto Rico	6.2%
Guam	2.6%
Illinois	1.8%
Colorado	1.2%
Texas	0.9%
Florida	0.8%
Michigan	0.8%
Pennsylvania	0.6%
Ohio	0.4%
Indiana	0.3%
Washington	0.3%
Louisiana	0.2%
Mississippi	0.1%
New Jersey	0.1%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
June 30, 2018
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 6.0%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$ 1,316,875
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,231,270
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,133,030
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,257,760
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/2032	1,245,000	1,402,505
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	938,346
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	195,000	210,680
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	477,871
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	327,375
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	2,185,000	2,219,938
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,621,047
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,276,520
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,274,860
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,614,238
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	192,803
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	216,986
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	164,169
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	261,946
		$ 24,138,219
General Obligations - General Purpose – 4.3%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$3,110,000	$ 2,714,657
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	966,277
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	256,466
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	284,075
Guilford, NC, General Obligation Public Improvement, “B”, 5%, 5/01/2030	1,665,000	1,984,130
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	974,600
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	528,725
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	901,914
Mecklenburg County, NC, Public Improvement, “A”, 4%, 4/01/2029	3,765,000	4,110,100
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,134,580
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	661,750
State of Illinois, 5%, 11/01/2027	855,000	911,370
State of Illinois, “D”, 5%, 11/01/2028	805,000	854,870
		$ 17,283,514
General Obligations - Schools – 1.2%
San Mateo County, CA, (Redwood City School District) General Obligation Bonds, 3%, 8/01/2041	$1,675,000	$ 1,534,099
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,181,380
		$ 4,715,479
Healthcare Revenue - Hospitals – 20.7%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$1,230,000	$ 1,275,719
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	4,000,000	4,076,560
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,348,270
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,207,442
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	373,687
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	546,026
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	225,000	243,752
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	85,000	91,542
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	790,000	833,039
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	1,110,000	1,172,182
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	50,000	52,845
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,702,950
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	$2,425,000	$ 2,695,873
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	352,262
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/2026	2,000,000	2,175,180
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/2031	1,000,000	1,090,530
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	875,304
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	1,620,000	1,720,715
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,638,381
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2019)	3,500,000	3,609,410
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2035	1,250,000	1,315,800
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,227,700
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,522,685
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,156,440
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,361,980
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,744,450
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,805,481
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	2,000,638
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2034	1,300,000	1,353,625
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,081,180
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	1,565,000	1,630,761
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,360,902
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,111,540
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,583,327
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,113,032
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,040,000	2,062,277
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	1,580,000	1,586,288
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	500,470
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,229,040
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	283,443
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	635,000	668,179
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	2,195,000	2,263,199
		$ 83,044,106
Healthcare Revenue - Long Term Care – 5.6%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$ 3,077,250
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,119,930
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	889,664
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,582,065
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,058,610
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,071,020
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,101,020
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,602,225
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	866,456
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,361,062
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,592,055
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,099,050
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	500,237
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,583,430
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	$1,590,000	$ 1,704,067
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	35,000	37,318
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	220,000	235,547
		$ 22,481,006
Human Services – 0.3%
North Carolina Capital Facilities, Finance Agency Rev. (The Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$ 1,125,120
Industrial Revenue - Paper – 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$ 1,067,360
Miscellaneous Revenue - Other – 1.7%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$ 1,151,400
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	449,434
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	682,733
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,445,599
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	90,000	98,273
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	515,544
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	409,024
		$ 6,752,007
Multi-Family Housing Revenue – 0.1%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$425,000	$ 428,719
Port Revenue – 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$ 1,042,900
Sales & Excise Tax Revenue – 1.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$ 1,785,332
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,203,167
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,640,529
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	15,622
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	1,145,000	157,209
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,340,000	357,378
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	195,000	44,343
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	4,015,000	865,594
		$ 7,069,174
State & Local Agencies – 12.9%
Asheville, NC, Limited Obligation, 5%, 4/01/2028	$400,000	$ 444,144
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	1,813,203
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,558,716
Cabarrus County, NC, Limited Obligation, 5%, 6/01/2029	1,100,000	1,291,554
Cabarrus County, NC, Limited Obligation, 5%, 6/01/2031	1,000,000	1,168,980
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,059,980
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	2,545,000	2,437,525
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/2039	5,130,000	5,266,766
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,007,620
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,451,487
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	782,496
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,054,420
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,965,000	2,043,246
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	115,000	130,784
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	100,000	113,274
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	$45,000	$ 50,731
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	2,310,000	2,061,814
Durham, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,345,692
Durham, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,171,090
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029 (Prerefunded 6/01/2019)	400,000	412,320
Mecklenburg County, NC, COP, “A”, 5%, 2/01/2028 (Prerefunded 2/01/2019)	350,000	357,140
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030	2,000,000	2,141,020
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,491,687
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024	750,000	823,793
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035 (Prerefunded 4/01/2020)	2,000,000	2,114,340
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,024,460
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%,6/01/2033	2,530,000	2,835,675
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/2032 (Prerefunded 6/01/2019)	3,000,000	3,093,780
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033 (Prerefunded 1/01/2020)	6,000,000	6,298,260
		$ 51,845,997
Tax - Other – 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$420,000	$ 441,605
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	152,962
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,415,579
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	813,550
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,990,000	2,148,086
		$ 5,971,782
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$ 990,450
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$ 1,352,135
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,975,000	2,204,416
		$ 3,556,551
Toll Roads – 2.1%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$ 2,177,080
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., 5%, 1/01/2032	1,150,000	1,302,904
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., AGM, 5%, 1/01/2039	2,600,000	2,943,616
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	658,415
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,253,867
		$ 8,335,882
Transportation - Special Tax – 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$ 2,456,639
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	930,000	1,033,044
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	443,208
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,040
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	3,660,000	3,854,529
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	980,331
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, 6%, 7/01/2018	550,000	550,000
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,243,030
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	656,131
		$ 13,281,952
Universities - Colleges – 18.8%
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	$2,195,000	$ 2,282,405
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,000,000	2,081,460
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,483,329
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,056,570
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,382,933
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2028 (Prerefunded 1/01/2019)	$980,000	$ 997,179
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2029 (Prerefunded 1/01/2019)	865,000	880,163
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2031 (Prerefunded 1/01/2019)	2,000,000	2,035,060
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2038 (Prerefunded 1/01/2019)	1,000,000	1,017,530
North Carolina Capital Facilities, Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,450,419
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,629,270
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038 (Prerefunded 4/01/2019)	2,500,000	2,565,050
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,693,345
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,910,000	1,696,443
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,785,000	1,582,170
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	481,055
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,194,453
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	153,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	240,625
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	115,000	96,600
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	55,000	45,650
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	815,541
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	205,204
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,925,465
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	6,607,895
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	750,000	790,853
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026	3,000,000	3,255,030
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,058,740
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,057,030
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,057,030
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,245,440
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,668,500
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “B”, 5.125%, 10/01/2034 (Prerefunded 10/01/2019)	2,000,000	2,087,480
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034 (Prerefunded 10/01/2019)	1,890,000	1,980,172
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,713,951
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	1,705,000	1,808,852
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	210,114
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,263,621
Winston Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,825,384
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,080,610
		$ 75,701,621
Universities - Dormitories – 1.6%
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	$3,045,000	$ 3,481,714
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	530,625
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	421,628
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	524,895
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,691,282
		$ 6,650,144
Utilities - Municipal Owned – 1.9%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$520,000	$ 539,256
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2019)	1,780,000	1,811,203
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	731,505
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	2,345,000	2,579,453
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	240,000	243,898
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	340,000	350,312
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	415,000	426,180
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	$880,000	$ 897,521
		$ 7,579,328
Utilities - Other – 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$ 2,415,985
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,095,122
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,492,607
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	860,545
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	275,984
		$ 6,140,243
Water & Sewer Utility Revenue – 10.8%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2035 (Prerefunded 8/01/2018)	$3,000,000	$ 3,008,460
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	4,410,000	4,818,145
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,400,275
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,222,760
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,732,226
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/2035 (Prerefunded 3/01/2019)	1,750,000	1,788,937
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,089,980
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,400,000	2,428,248
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	241,483
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	421,158
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	531,211
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,459,925
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,087,480
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,000,000	2,023,540
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	104,423
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	125,293
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	66,469
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	154,771
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,335,379
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	582,350
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,597,008
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,819,744
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030 (Prerefunded 6/01/2020)	500,000	536,445
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,039,810
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036 (Prerefunded 6/01/2020)	800,000	860,184
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,519,664
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	750,400
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,062,520
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	534,795
		$ 43,343,083
Total Municipal Bonds		$392,544,637
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.9% (v)	669,224	$ 669,224
Other Assets, Less Liabilities – 2.1%		8,353,618
Net Assets – 100.0%		$401,567,479

6

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $669,224 and $392,544,637, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$392,544,637	$—	$392,544,637
Mutual Funds	669,224	—	—	669,224
Total	$669,224	$392,544,637	$—	$393,213,861
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,282,886	24,183,373	(28,797,035)	669,224
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$813	$356	$—	$18,283	$669,224

8

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
North Carolina	73.9%
Puerto Rico	6.4%
California	2.3%
Guam	2.2%
Illinois	2.1%
Pennsylvania	2.1%
New York	1.6%
Virginia	1.1%
Colorado	1.0%
Michigan	0.9%
Tennessee	0.9%
Massachusetts	0.7%
Texas	0.7%
Wisconsin	0.7%
New Hampshire	0.5%
Ohio	0.4%
South Carolina	0.4%
Florida	0.3%
Indiana	0.3%
Louisiana	0.2%
U.S. Virgin Islands	0.2%
Washington	0.2%
New Jersey	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
June 30, 2018
MFS®  Pennsylvania
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 3.1%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$ 240,742
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	270,000	294,597
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	65,000	70,227
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,101,200
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	852,277
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	60,595
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	72,329
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	49,251
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	87,315
		$ 3,828,533
General Obligations - General Purpose – 4.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$325,000	$ 336,781
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	100,000	103,441
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	332,653
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	80,146
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	96,478
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	359,856
Puerto Rico Public Buildings Authority Rev., “H”, 5.5%, 7/01/2018	440,000	440,000
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,393
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	165,130
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,134,630
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,130,350
Township of Cranberry Butler County, PA, 5%, 10/01/2035	1,000,000	1,151,800
		$ 5,356,658
General Obligations - Schools – 10.0%
Allegheny County, PA, Deer Lakes School District , ASSD GTY, 5.375%, 4/01/2034 (Prerefunded 4/01/2019)	$1,275,000	$ 1,310,738
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,121,510
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,108,740
Centre County, PA, State College Area School District General Obligation , 5%, 5/15/2044	1,000,000	1,158,570
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	725,156
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	439,181
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	160,000	160,658
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	110,000	110,452
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	220,000	220,904
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	10,000	10,042
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	561,693
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,100,470
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,661,835
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	696,787
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,111,730
Whitehall-Coplay, PA, School District Prerefunded, “A” , AGM, 5.375%, 11/15/2034 (Prerefunded 5/15/2019)	905,000	934,748
Whitehall-Coplay, PA, School District Unrefunded Balance, “A” , AGM, 5.375%, 11/15/2034	95,000	97,655
		$ 12,530,869
Healthcare Revenue - Hospitals – 18.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	$1,000,000	$ 1,040,570
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,603,185
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	500,000	527,605
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	385,000	399,310
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	937,933
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	570,240
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040 (Prerefunded 5/15/2020)	735,000	779,085
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040	265,000	278,441
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	$255,000	$ 264,458
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	260,000	269,378
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	305,000	324,721
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healtcare), 5%, 7/15/2043	1,000,000	1,113,820
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	757,657
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	508,235
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	500,000	538,330
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	171,273
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	156,008
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	390,000	423,134
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	335,000	359,545
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,139,240
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	780,968
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	80,000	86,667
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	26,924
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	544,305
Montour County, PA, Geisinger Authority Health System Rev., “A”, 5.125%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,031,470
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,120,980
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	20,000	21,138
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	500,000	502,345
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	557,995
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	546,145
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (The Children's Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,088,600
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	887,112
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,092,270
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033 (Prerefunded 11/15/2020)	500,000	536,415
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	165,049
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	557,655
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,046,180
		$ 22,754,386
Healthcare Revenue - Long Term Care – 5.3%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$ 518,920
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	518,415
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	514,605
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	450,000	460,697
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	50,000	50,884
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	820,297
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	293,446
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	281,733
Lancaster County, PA, Hospital Authority Health System Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	545,300
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	530,870
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	549,315
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029 (Prerefunded 11/15/2019)	250,000	265,718
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	403,816
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	527,405
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	61,369
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	117,456
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	$10,000	$ 10,663
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	10,000	10,662
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	70,000	74,947
		$ 6,556,518
Industrial Revenue - Environmental Services – 0.6%
Blythe Township, PA, Solid Waste Authority Rev. , 7.75%, 12/01/2037	$250,000	$ 263,270
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	500,000	505,570
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	15,000	15,038
		$ 783,878
Industrial Revenue - Other – 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$ 1,202,920
Miscellaneous Revenue - Other – 1.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$ 155,162
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	240,023
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	825,638
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	165,922
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	128,550
		$ 1,515,295
Multi-Family Housing Revenue – 1.1%
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	$1,250,000	$ 1,328,400
Sales & Excise Tax Revenue – 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$ 618,204
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	65,000	66,132
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	400,000	54,920
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	195,000	57,853
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	155,000	43,622
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	600,000	160,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	220,000	55,607
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	475,000	113,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	70,000	15,918
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,395,000	300,748
		$ 1,486,824
Secondary Schools – 3.6%
Bucks County, PA, Industrial Development Authority Rev.(School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$ 531,885
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	520,625
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	345,000	366,911
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	509,100
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	515,015
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	665,000	721,844
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	500,000	516,430
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	419,276
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	400,000	438,168
		$ 4,539,254
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 8.1%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$655,000	$ 681,082
Commonwealth Financing Authority Rev., ”A-2“, 5%, 6/01/2036	1,500,000	1,617,375
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	1,000,000	1,127,360
Delaware Valley, PA, Regional Finance Authority, AAC, 5.5%, 8/01/2018	815,000	817,527
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	745,000	664,957
Philadelphia, PA, Authority For Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), ”A“, 5%, 12/01/2031	1,000,000	1,117,900
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	500,000	518,540
Philadelphia, PA, Redevelopment Authority City Agreement Rev., ”A“, 5%, 4/15/2028	1,000,000	1,103,160
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,088,540
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%,6/01/2033	1,255,000	1,406,629
		$ 10,143,070
Tax - Other – 3.3%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	$500,000	$ 539,555
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., ”A“, 5%, 5/01/2035	750,000	782,287
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	140,000	147,202
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	47,471
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	185,000	203,184
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	115,000	125,954
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	115,000	125,691
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	60,000	65,442
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	185,000	200,525
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	155,000	155,037
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2036	1,640,000	591,368
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	655,000	704,911
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	430,000	464,159
		$ 4,152,786
Tax Assessment – 0.4%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$ 512,920
Tobacco – 0.7%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$755,000	$ 842,701
Toll Roads – 1.5%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$ 1,279,881
Pennsylvania Turnpike Commission Rev., ”A-1“, 5%, 12/01/2037	500,000	566,540
		$ 1,846,421
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	$145,000	$ 148,876
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	270,000	275,095
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	765,000	805,660
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	240,000	242,556
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	755,000	819,915
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	90,000	91,792
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	55,000	55,915
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., ”A“, NATL, 5%, 7/01/2038	20,000	19,482
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	215,000	237,052
Pennsylvania Turnpike Commission (Motor License Fund), ”B“, 5%, 12/01/2030 (Prerefunded 12/01/2021)	1,000,000	1,102,950
		$ 3,799,293
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 14.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2032	$500,000	$ 558,350
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	500,000	544,900
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 6%, 10/15/2038 (Prerefunded 10/15/2018)	250,000	253,198
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 5.75%, 10/15/2040	500,000	528,400
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,131,840
Crawford County, PA, Industrial Development Authority, College Rev., ”A“, 6%, 11/01/2031 (Prerefunded 5/01/2019)	250,000	259,025
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), ”HH1“, 5%, 11/01/2039	300,000	313,017
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	588,617
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	750,000	758,408
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031 (Prerefunded 12/01/2019)	350,000	367,248
Erie, PA, Higher Education Building Authority Rev. (Gannon University), ”A“, 5.5%, 5/01/2040	1,000,000	1,037,400
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,050,000	1,092,766
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/2034 (Prerefunded 11/01/2018)	250,000	252,943
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033 (Prerefunded 5/15/2019)	500,000	517,190
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2037	750,000	819,052
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	575,000	510,709
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), ”JJ2“, 6.25%, 11/01/2041	500,000	568,585
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), ”A“, 5%, 8/15/2036	500,000	575,830
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2027	805,000	923,246
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2036	1,000,000	1,123,110
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	1,000,000	1,115,150
Philadelphia, PA, Authority for Industrial Development Rev. (University of the Sciences), ”A“, 5%, 11/01/2042	750,000	837,787
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	83,125
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	25,000	25,079
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030 (Prerefunded 5/01/2020)	1,000,000	1,062,290
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035	1,000,000	1,071,660
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), ”A“, 5%, 11/01/2026	1,000,000	1,127,140
		$ 18,046,065
Universities - Dormitories – 3.0%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), ”A“, 5%, 7/01/2045	$1,000,000	$ 1,020,750
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	1,000,000	1,052,830
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043 (Prerefunded 7/01/2020)	1,000,000	1,081,300
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	500,000	546,030
		$ 3,700,910
Utilities - Investor Owned – 2.0%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$ 1,050,590
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	443,257
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), ”A“, 5%, 10/01/2039	1,000,000	1,035,780
		$ 2,529,627
Utilities - Municipal Owned – 2.0%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$315,000	$ 340,153
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	95,000	103,558
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	105,000	114,298
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	562,650
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”9“, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	417,397
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), ”9“, 5.25%, 8/01/2040	610,000	645,911
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	75,000	76,218
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	260,000	265,176
		$ 2,525,361
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 2.0%
California M-S-R Energy Authority Gas Rev., ”A“, 6.5%, 11/01/2039	$545,000	$ 776,821
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	75,000	88,906
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	155,000	186,158
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	389,463
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	420,000	435,972
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	235,000	260,775
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	255,000	272,595
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	81,172
		$ 2,491,862
Water & Sewer Utility Revenue – 8.6%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$ 1,062,470
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	572,070
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033 (Prerefunded 12/01/2021)	1,000,000	1,102,950
Canonsburg-Houston, PA, Joint Authority Sewer Rev., ”A“, 5%, 12/01/2040	1,000,000	1,106,770
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,122,710
Clairton, PA, Municipal Authority Sewer Rev., ”B“, 5%, 12/01/2042	500,000	532,290
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	45,000	46,064
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	110,000	110,268
Erie, PA, Water Authority Rev., ”A“, AGM, 5%, 12/01/2043	1,000,000	1,141,160
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	47,682
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	129,934
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	260,000	279,664
Harrisburg, PA, Water Authority Rev. , 5.25%, 7/15/2031	1,000,000	1,001,380
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	500,000	523,950
Philadelphia, PA, Water & Wastewater Rev., ”A“, 5%, 10/01/2037	1,000,000	1,142,150
St. Mary's, PA, Water Authority Rev., 5.15%, 2/01/2030	750,000	789,743
		$ 10,711,255
Total Municipal Bonds		$123,185,806
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.9% (v)	415,027	$ 415,027
Other Assets, Less Liabilities – 1.1%		1,349,725
Net Assets – 100.0%		$124,950,558
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $415,027 and $123,185,806, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$123,185,806	$—	$123,185,806
Mutual Funds	415,027	—	—	415,027
Total	$415,027	$123,185,806	$—	$123,600,833
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	148,995	6,014,804	(5,748,772)	415,027
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$78	$27	$—	$3,552	$415,027

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Pennsylvania	81.2%
Puerto Rico	5.9%
Illinois	2.5%
Guam	1.7%
California	1.4%
Colorado	1.4%
Michigan	1.3%
Florida	0.8%
Texas	0.8%
Tennessee	0.8%
Kentucky	0.6%
Georgia	0.3%
Indiana	0.3%
Georgia	0.3%
Louisiana	0.3%
Nebraska	0.2%
New Jersey	0.1%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
June 30, 2018
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.9%
Airport Revenue – 3.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$ 2,180,700
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	238,935
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	166,371
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,371,365
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,137,909
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	99,156
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,128
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	82,084
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	130,973
		$ 6,418,621
General Obligations - General Purpose – 4.2%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$ 1,003,521
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2027	500,000	585,505
Charleston County, SC, General Obligation Transportation Sales Tax, “C”, 3%, 11/01/2029	2,000,000	2,001,560
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,460,000	1,274,405
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	512,944
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	145,000	149,989
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	47,522
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	67,666
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	53,599
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	111,174
Richland County, SC, General Obligation, “B”, 5%, 3/01/2023	1,000,000	1,134,760
State of Illinois, 5%, 11/01/2027	410,000	437,031
State of Illinois, “D”, 5%, 11/01/2028	415,000	440,709
		$ 7,820,385
General Obligations - Schools – 6.1%
Anderson County, SC, School District, “A”, 5%, 3/01/2026	$1,240,000	$ 1,461,501
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	1,000,000	1,151,120
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,101,650
Laurens County, SC, School District No. 56, ASSD GTY, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,030,290
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,163,900
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,182,860
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,262,740
		$ 11,354,061
Healthcare Revenue - Hospitals – 21.3%
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	$685,000	$ 621,630
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	605,000	627,488
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	400,000	425,864
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	994,088
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,172,680
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	2,330,000	2,435,805
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,116,608
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Heathcare), 4%, 10/01/2036	1,500,000	1,527,825
Greenwood County, SC, Hospital Facilities Rev. (Self Regional Healthcare), 5.375%, 10/01/2039	1,000,000	1,045,540
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	592,163
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	508,397
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	160,893
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	187,209
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	656,401
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	865,000	940,506
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	$1,000,000	$ 1,053,310
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,051,670
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,109,830
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,106,210
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	540,990
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	400,000	421,792
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	445,000	469,929
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	585,000	599,561
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	665,000	672,262
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,192,540
South Carolina Economic Development Authority Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	525,065
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,320,287
South Carolina Jobs & Economic Development Authority Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,044,000
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	275,000	287,202
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030	1,000,000	1,150,950
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,658,055
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/2038 (Prerefunded 2/01/2019)	1,500,000	1,534,020
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	33,113
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	1,970,000	2,125,945
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	3,340,000	3,353,293
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	110,228
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	268,324
		$ 39,641,673
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	$1,000,000	$ 1,038,680
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	769,995
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	257,463
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	784,252
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,007,990
		$ 3,858,380
Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$ 1,063,430
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	117,685
		$ 1,181,115
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$ 49,136
Port Revenue – 2.0%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$ 339,219
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	507,010
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	559,995
South Carolina Port Authority Rev., 5.25%, 7/01/2040 (Prerefunded 7/01/2020)	250,000	267,178
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	2,004,900
		$ 3,678,302
Sales & Excise Tax Revenue – 1.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$ 1,434,573
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	760,409
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	95,000	96,654
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	$595,000	$ 81,694
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	660,000	176,022
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	100,000	22,740
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,080,000	448,427
		$ 3,020,519
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$ 231,557
State & Local Agencies – 11.4%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$ 1,097,040
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,100,160
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,041,355
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	55,000	62,549
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	45,000	50,973
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	25,000	28,184
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	1,330,000	1,187,105
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,433,320
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	1,140,000	1,322,491
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	39,417
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	795,000	903,860
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,037,700
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,263,940
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%,6/01/2033	1,115,000	1,249,714
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,128,450
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,343,431
		$ 21,289,689
Tax - Other – 5.4%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	$1,025,000	$ 1,100,430
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	789,000
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	526,000
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	189,259
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	63,295
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	285,000	313,013
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	180,000	197,145
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	196,735
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	103,616
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	308,917
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Vase Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,124,860
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,205,600
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	405,097
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	471,002
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	53,715
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,339,869
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	685,444
		$ 10,072,997
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$850,000	$ 948,736
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$ 304,310
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	578,292
		$ 882,602
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 6.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$ 775,181
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	470,000	522,076
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,012
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,411,221
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	485,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,221,727
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	80,000	85,205
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	320,000	361,446
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	270,000	300,769
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	22,214
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	443,661
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	355,821
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	385,900
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2023	2,825,000	3,082,414
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,265,500
		$ 11,738,259
Universities - Colleges – 6.4%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$ 1,330,621
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	865,000	768,284
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	213,802
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	67,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	109,375
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	55,000	46,200
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	24,900
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	432,736
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,746,571
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	804,769
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,095
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	380,691
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	877,991
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	179,136
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	416,636
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	504,113
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,786,013
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,761,270
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	352,691
		$ 11,833,394
Universities - Dormitories – 1.5%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035	$2,555,000	$ 2,713,844
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$ 854,472
Utilities - Municipal Owned – 7.1%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/2031	$2,500,000	$ 2,536,875
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/2034	2,325,000	2,416,558
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	158,062
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	185,053
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	2,975,076
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,072,590
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	116,868
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	410,000	418,163
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	2,305,000	2,351,054
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	$1,000,000	$ 1,060,250
		$ 13,290,549
Utilities - Other – 2.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$ 976,371
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	864,292
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	161,749
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,111,360
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	294,230
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	321,807
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	659,524
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	352,770
		$ 4,742,103
Water & Sewer Utility Revenue – 15.2%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$ 1,078,480
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,104,040
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	626,690
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036	3,000,000	3,212,460
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,828
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029 (Prerefunded 10/01/2019)	1,000,000	1,041,580
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,048,950
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	98,788
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	338,823
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	445,867
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	569,470
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	562,665
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,100,200
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039 (Prerefunded 1/15/2020)	2,000,000	2,101,960
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	54,959
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	65,370
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,235
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	77,386
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,164,700
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,162,990
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,858,297
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,097,770
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,260,420
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	1,000,000	1,146,920
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039	2,000,000	2,062,520
		$ 28,350,368
Total Municipal Bonds		$183,970,762
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.9% (v)	415,129	$ 415,129
Other Assets, Less Liabilities – 0.9%		1,646,501
Net Assets – 100.0%		$186,032,392

5

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $415,129 and $183,970,762, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$183,970,762	$—	$183,970,762
Mutual Funds	415,129	—	—	415,129
Total	$415,129	$183,970,762	$—	$184,385,891
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,568,149	9,535,746	(12,688,766)	415,129
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$408	$(283)	$—	$6,122	$415,129

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
South Carolina	77.1%
Puerto Rico	6.3%
Illinois	2.4%
California	1.9%
Pennsylvania	1.8%
Guam	1.4%
Michigan	1.1%
New York	1.1%
Tennessee	0.9%
Kentucky	0.9%
Massachusetts	0.7%
Florida	0.7%
Texas	0.6%
Colorado	0.5%
New Hampshire	0.5%
Virginia	0.5%
Nebraska	0.5%
Indiana	0.4%
Georgia	0.2%
New Jersey	0.2%
Washington	0.2%
Louisiana	0.2%
Ohio (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

Quarterly Report
June 30, 2018
MFS®  Tennessee
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport Revenue – 3.9%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	$1,000,000	$ 1,050,740
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,074,990
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,229,778
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	680,000	690,873
		$ 4,046,381
General Obligations - General Purpose – 11.6%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$850,000	$ 741,948
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	195,000	202,069
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	90,000	93,097
Johnson City, TN, 5%, 6/01/2031 (Prerefunded 6/01/2019)	1,000,000	1,030,800
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,032,170
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,130,110
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,154,273
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,126,860
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,078,220
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	190,000	201,172
Shelby County, TN, “A”, 5%, 3/01/2028	1,000,000	1,100,540
State of Illinois, 5%, 11/01/2027	235,000	250,494
State of Illinois, “D”, 5%, 11/01/2028	250,000	265,487
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,645,095
		$ 12,052,335
General Obligations - Schools – 1.9%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$25,000	$ 28,178
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	28,118
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	20,000	22,462
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,215
Williamson County, TN, School District, 5%, 4/01/2026	740,000	879,816
Williamson County, TN, School District, “A”, 4%, 3/01/2019	1,015,000	1,032,021
		$ 2,001,810
Healthcare Revenue - Hospitals – 21.1%
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	$400,000	$ 362,996
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	340,000	352,638
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	1,000,000	1,071,260
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	533,525
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,011,840
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	295,000	314,075
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	730,789
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	1,008,210
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	428,960
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,693,605
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/2038	270,000	270,853
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, 5%, 7/01/2018	20,000	20,000
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	790,000	857,118
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	265,000	288,132
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,111,050
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,118,750
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	750,000	815,220
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 9/01/2036	1,000,000	1,102,660
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	1,944,565
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A” , 4%, 7/01/2047	$1,500,000	$ 1,526,115
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	65,000
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	26,924
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	510,000	537,785
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	110,082
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,561,785
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,714,830
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	420,000	421,672
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	181,021
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	785,000	809,390
		$ 21,990,850
Healthcare Revenue - Long Term Care – 3.8%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	$750,000	$ 780,525
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	893,360
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,051,650
Shelby County, TN, Health, Educational & Housing Facility Board (Trezevant Manor Project), “A'”, 5%, 9/01/2037	750,000	702,495
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	573,975
		$ 4,002,005
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$550,000	$ 682,726
Miscellaneous Revenue - Other – 6.1%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$ 2,618,025
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2021	535,000	582,166
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,363,144
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	665,000	682,589
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,073,668
		$ 6,319,592
Sales & Excise Tax Revenue – 3.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$780,000	$ 850,925
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	480,000	511,618
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	316,623
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	802,677
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	2,890,000	396,797
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	390,000	104,013
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	60,000	13,644
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,255,000	270,565
		$ 3,266,862
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$ 136,829
Single Family Housing - State – 0.8%
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/2024	$790,000	$ 797,671
State & Local Agencies – 10.9%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2020	$700,000	$ 746,165
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	1,000,000	1,067,310
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	560,000	582,299
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	795,000	709,585
Memphis-Shelby County, TN, Economic Growth Engine Development Board Rev., “B”, 5%, 11/01/2030	2,000,000	2,321,520
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	341,315
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%,6/01/2033	$665,000	$ 745,345
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2036	1,500,000	1,759,785
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043	1,000,000	1,106,240
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2028	500,000	582,480
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2045	1,285,000	1,461,945
		$ 11,423,989
Tax - Other – 2.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$150,000	$ 157,716
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	50,000	52,745
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	170,000	186,709
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	105,000	115,001
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	114,762
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	65,442
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	189,686
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 4.75%, 7/01/2027	400,000	422,476
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 5.5%, 7/01/2037	100,000	106,948
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	230,055
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	278,320
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	26,858
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	446,623
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	380,000	410,187
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	258,279
		$ 3,061,807
Tobacco – 0.7%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$200,000	$ 223,232
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	495,000	495,936
		$ 719,168
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$ 182,586
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	345,894
		$ 528,480
Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$ 837,618
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	280,000	311,024
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,009
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	805,660
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	272,875
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	722,177
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	40,000	42,602
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	160,000	178,234
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	71,394
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	91,497
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	220,514
		$ 3,568,604
Universities - Colleges – 8.6%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$ 520,885
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	263,755
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2028	500,000	549,715
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	411,195
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,081,990
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), 5%, 10/01/2034 (Prerefunded 10/01/2019)	$535,000	$ 556,903
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center) , 5%, 10/01/2034 (Prerefunded 10/01/2019)	1,965,000	2,047,943
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	520,000	461,859
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	128,281
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	20,000	19,950
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	640,544
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,171,721
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,102,690
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,047
		$ 8,972,478
Universities - Dormitories – 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$ 537,985
Utilities - Municipal Owned – 6.9%
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/2035 (Prerefunded 5/01/2019)	$580,000	$ 596,188
Citizens Gas Utility District, TN, Gas Rev. Unrefunded, 5%, 5/01/2035	420,000	429,757
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034	1,250,000	1,336,862
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	300,000	323,955
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	470,000	507,530
Johnson City, TN, Energy Authority Electric System Rev., 5%, 5/01/2029	545,000	642,386
Johnson City, TN, Energy Authority Electric System Rev., 5%, 5/01/2030	630,000	740,407
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,136,440
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,164,820
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	65,000	66,056
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	230,000	234,579
		$ 7,178,980
Utilities - Other – 2.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$70,000	$ 82,979
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	145,000	174,148
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	245,191
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	127,613
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	95,767
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,388,472
		$ 2,114,170
Water & Sewer Utility Revenue – 9.3%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$ 1,129,190
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2037	1,000,000	1,055,380
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	529,375
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2041	500,000	572,425
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	71,347
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	121,914
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	149,403
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	418,695
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	326,244
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,242,380
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	32,976
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	38,133
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,156
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$45,000	$ 49,748
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%,12/01/2040	65,000	78,612
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	711,144
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,523,948
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	632,621
		$ 9,705,691
Total Municipal Bonds		$103,108,413
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.9% (v)	140,998	$ 140,998
Other Assets, Less Liabilities – 1.1%		1,178,779
Net Assets – 100.0%		$104,428,190
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $140,998 and $103,108,413, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,108,413	$—	$103,108,413
Mutual Funds	140,998	—	—	140,998
Total	$140,998	$103,108,413	$—	$103,249,411
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	314,777	5,384,635	(5,558,414)	140,998
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$84	$18	$—	$2,770	$140,998

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Tennessee	74.6%
Puerto Rico	6.2%
Guam	3.8%
New York	2.4%
Illinois	2.0%
Pennsylvania	1.9%
Colorado	1.1%
Florida	1.1%
Kentucky	1.1%
Wisconsin	0.8%
California	0.7%
Massachusetts	0.7%
South Carolina	0.7%
U.S. Virgin Islands	0.7%
New Hampshire	0.5%
Virginia	0.5%
Georgia	0.3%
Nebraska	0.3%
New Jersey	0.3%
Michigan	0.1%
Mississippi	0.1%
Texas	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

Quarterly Report
June 30, 2018
MFS®  Virginia
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 101.3%
Airport Revenue – 4.1%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$ 571,062
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	758,314
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	160,000	172,866
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,156,120
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,154,230
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5.375%, 10/01/2028	1,500,000	1,513,710
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,121,130
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,139,790
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,170,520
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,081,920
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,295,859
		$ 12,135,521
General Obligations - General Purpose – 8.3%
Chesapeake, VA, “B”, 5%, 6/01/2023	$1,930,000	$ 2,098,624
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	790,000	818,638
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	240,000	248,258
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	988,464
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	117,918
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,390,330
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/2018	2,300,000	2,327,163
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,075,160
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,149,600
Portsmouth, VA General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	495,819
Portsmouth, VA General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	67,055
Puerto Rico Public Buildings Authority Rev., “H”, 5.5%, 7/01/2018	605,000	605,000
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	179,996
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	380,300
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2024 (Prerefunded 3/01/2023)	1,785,000	2,022,137
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	249,227
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2032	800,000	1,002,768
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2033	1,000,000	1,249,310
State of Illinois, 5%, 11/01/2027	660,000	703,514
State of Illinois, “D”, 5%, 11/01/2028	655,000	695,577
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,800,416
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,223,780
		$ 24,889,054
General Obligations - Schools – 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$65,000	$ 73,263
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	70,000	78,729
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	55,000	61,771
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	25,000	28,038
		$ 241,801
Healthcare Revenue - Hospitals – 14.4%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$975,000	$ 1,011,241
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,065,660
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	530,000	547,755
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance , 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	970,000	1,002,922
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,211,380
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/2025 (Prerefunded 5/15/2019)	500,000	514,830
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	$750,000	$ 828,157
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,100,220
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,159,436
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,831,988
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	1,160,000	1,216,272
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	970,000	1,027,385
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	389,258
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	410,820
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,353,910
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	635,000	669,595
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,179,175
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,097,380
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,520,850
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	47,872
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,094,919
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	1,805,000	1,824,711
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,215,680
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/2029 (Prerefunded 1/01/2019)	1,400,000	1,441,370
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	220,000	230,954
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	557,692
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	687,372
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	454,488
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,170,620
		$ 42,863,912
Healthcare Revenue - Long Term Care – 4.0%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$ 1,035,350
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,117,580
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/2038	750,000	750,007
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,110,280
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	814,595
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	422,433
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	408,820
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,018,040
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,079,250
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	527,280
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,074,400
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,076,590
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	156,212
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	296,437
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	25,000	26,658
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), ''C', 5%, 6/01/2042	1,000,000	1,054,030
		$ 11,985,532
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	$1,000,000	$ 1,017,220
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 1.2%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,010,000	$ 3,736,373
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$ 116,934
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	152,990
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	34
		$ 269,958
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$ 87,354
Multi-Family Housing Revenue – 5.9%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/2031 (Put Date 11/01/2019)	$2,360,000	$ 2,367,528
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	1,450,000	1,493,964
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,154,157
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	3,000,000	3,054,060
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,368,198
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,953,524
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,189,345
		$ 17,580,776
Port Revenue – 1.2%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	$3,000,000	$ 3,470,220
Sales & Excise Tax Revenue – 1.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$2,095,000	$ 2,285,498
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	1,320,000	1,384,469
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	41,660
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	930,000	127,689
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,050,000	280,035
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	160,000	36,384
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,250,000	700,667
		$ 4,856,402
Secondary Schools – 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2020)	$1,900,000	$ 1,991,561
State & Local Agencies – 12.2%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,555,000	$ 1,616,920
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.291% (LIBOR-3mo. + 0.75%), 6/01/2037	1,955,000	1,744,955
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	567,195
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,133,770
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2035	1,250,000	1,443,062
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2036	1,000,000	1,151,950
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2037	750,000	863,340
Fairfax County, VA, Economic Development Authority Transportation Contract Rev. (Route 28 Projects), “B”, 2.875%, 4/01/2034	6,170,000	5,652,831
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,082,850
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,629,919
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,616,950
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,411,480
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2019)	1,500,000	1,530,600
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,280,080
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	3,000,000	3,210,450
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	950,000	985,093
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,063,410
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2019	1,175,000	1,218,405
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,067,290
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	$100,000	$ 103,585
		$ 36,374,135
Tax - Other – 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$365,000	$ 383,776
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	120,000	126,589
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	375,090
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	749,322
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	91,315
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,184,686
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	990,000	1,068,646
		$ 4,979,424
Tax Assessment – 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$ 813,488
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	513,285
		$ 1,326,773
Tobacco – 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$ 275,341
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,109,978
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,261,500
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,575,000	1,757,952
		$ 4,404,771
Toll Roads – 3.6%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev. , 5%, 7/01/2051	$3,000,000	$ 3,289,530
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,119,460
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,655,300
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	514,560
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	978,232
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,093,860
		$ 10,650,942
Transportation - Special Tax – 9.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$ 50,031
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,840,000	1,937,796
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,540,000	1,715,206
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,016,247
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,862,456
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	505,000	570,408
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	685,000	698,638
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	570,000	579,479
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	5,760,000	6,022,483
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,908,482
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,139,550
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	568,075
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032	1,200,000	1,271,736
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029 (Prerefunded 7/01/2019)	1,485,000	1,539,306
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	1,365,000	1,413,239
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,444,906
		$ 28,738,038
Universities - Colleges – 12.0%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$ 1,678,827
Connecticut Health & Educational Facilities Authority Connecticut Rev. (Connecticut State University System Issue, Series P-1), 2.625%, 11/01/2032	1,765,000	1,525,666
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	640,947
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,380,000	1,225,702
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	$1,450,000	$ 1,285,237
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,105,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	370,000	366,537
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	201,250
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	660,200
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,122,740
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2043	2,000,000	2,216,660
University of Virginia (University Rev.), 5%, 9/01/2025	3,760,000	4,113,440
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	764,001
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,890,275
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,098,140
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,062,370
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,077,510
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,631,744
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,289,466
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,183,401
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,197,910
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,121,610
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,857,800
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	520,805
		$ 35,837,288
Utilities - Municipal Owned – 3.7%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$785,000	$ 847,682
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	1,250,000	1,349,813
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	487,404
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,003
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	260,000	259,992
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,134
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,094
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	30,007
Puerto Rico Electric Power Authority Rev., “UU”, 4.5%, 7/01/2018	20,000	20,000
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	185,048
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	335,000	344,025
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	55,000	56,095
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,869,086
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,291,120
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,213,020
		$ 11,043,523
Utilities - Other – 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$ 980,938
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	604,806
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	321,807
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	244,481
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,319,049
		$ 3,471,081
Water & Sewer Utility Revenue – 13.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$ 107,483
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	265,647
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,105,780
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,488,430
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	63,576
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	189,487
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	326,951
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	$375,000	$ 415,009
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,151,412
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	620,000	666,891
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035	660,000	769,329
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,428,016
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,337,080
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	87,935
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	108,950
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	55,391
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	121,606
Norfolk, VA, Water Rev., 4.75%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,011,290
Norfolk, VA, Water Rev. , 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,096,039
Norfolk, VA, Water Rev. , 5%, 11/01/2028	15,000	16,562
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,472,532
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	1,000,000	1,042,210
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/2033	985,000	997,401
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,327,383
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	170,859
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	260,000	284,807
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	175,000	177,203
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	1,840,000	1,863,166
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2038 (Prerefunded 11/01/2018)	2,600,000	2,630,602
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021) (u)	505,000	554,894
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	740,000	813,364
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021) (u)	3,645,000	4,005,126
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	2,110,000	2,317,751
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021) (u)	1,400,000	1,533,574
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	1,600,000	1,757,008
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,335,000	1,467,352
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,287,305
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,229,175
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,013,512
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	618,062
		$ 40,376,150
Total Municipal Bonds		$302,327,809
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,838,020	$ 1,838,019
Other Assets, Less Liabilities – (1.9)%		(5,685,635)
Net Assets – 100.0%		$298,480,193
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,838,019 and $302,327,809, respectively.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$302,327,809	$—	$302,327,809
Mutual Funds	1,838,019	—	—	1,838,019
Total	$1,838,019	$302,327,809	$—	$304,165,828
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,016,605	18,191,555	(18,370,140)	1,838,020
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$424	$23	$—	$13,343	$1,838,019

8

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
Virginia	76.2%
Puerto Rico	6.6%
District of Columbia	5.3%
Illinois	2.7%
Guam	2.3%
Pennsylvania	1.5%
New York	1.4%
Tennessee	1.2%
Colorado	1.0%
Ohio	0.9%
California	0.8%
Michigan	0.8%
Connecticut	0.5%
Texas	0.4%
Louisiana	0.3%
Washington	0.3%
New Hampshire	0.2%
Massachusetts	0.2%
Indiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

Quarterly Report
June 30, 2018
MFS®  West Virginia
Municipal Bond Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.0%
Airport Revenue – 1.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$ 168,341
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	118,070
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	745,000	756,913
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	470,000	525,046
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	66,104
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	77,892
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	60,195
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	92,772
		$ 1,865,333
General Obligations - General Purpose – 6.7%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$860,000	$ 750,677
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	95,000	98,269
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	37,401
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	48,239
State of West Virginia, 4%, 6/01/2022	2,000,000	2,082,260
State of West Virginia, 4%, 6/01/2023	2,000,000	2,081,880
State of West Virginia, General Obligation Sate Road Bonds, “B”, 4%, 6/01/2043	2,000,000	2,088,200
		$ 7,186,926
General Obligations - Schools – 7.8%
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	$1,405,000	$ 1,469,068
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,096,050
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,183,660
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,600,250
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,032,960
		$ 8,381,988
Healthcare Revenue - Hospitals – 17.4%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$360,000	$ 373,381
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	725,000	779,150
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	484,497
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	410,000	444,834
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	290,000	315,314
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	340,000	364,912
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,234,981
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,116,650
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	798,795
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	780,000	783,104
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/2034 (Prerefunded 2/15/2019)	1,000,000	1,026,480
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,092,870
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	1,765,000	1,962,751
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	502,290
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,073,350
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,076,950
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,526,460
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	1,460,000	1,610,745
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “E”, 5.625%, 6/01/2035 (Prerefunded 12/01/2018)	1,000,000	1,016,740
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	$1,000,000	$ 1,109,910
		$ 18,694,164
Industrial Revenue - Other – 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$ 521,354
Miscellaneous Revenue - Other – 11.7%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$ 640,731
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	149,811
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	229,356
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	614,962
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	597,091
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	155,000	183,700
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	140,237
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040 (Prerefunded 6/15/2020)	2,475,000	2,629,514
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	1,943,340
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,060,390
West Virginia School Building Authority, Lottery Capital Improvement Rev., “B”, 5%, 7/01/2032	1,940,000	2,231,815
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), 5%, 7/01/2039	1,200,000	1,240,944
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/2036	750,000	854,790
		$ 12,516,681
Sales & Excise Tax Revenue – 4.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$825,000	$ 900,017
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	335,000	353,562
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	829,223
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	1,000,000	1,241,970
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	500,000	517,050
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	385,000	52,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	245,000	65,342
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	65,000	14,781
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,345,000	289,969
		$ 4,264,775
Single Family Housing - State – 1.2%
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	$265,000	$ 273,228
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	1,000,000	999,950
		$ 1,273,178
State & Local Agencies – 8.4%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$835,000	$ 799,738
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	575,000	597,897
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	545,000	561,824
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,002,870
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,081,760
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,196,120
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	645,000	646,877
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,358,943
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,232
		$ 9,042,261
Tax - Other – 2.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$160,000	$ 168,231
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	58,020
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	945,000	945,227
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	$95,000	$ 102,239
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	430,000	464,159
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,074,930
		$ 2,812,806
Tax Assessment – 1.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$ 450,737
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,011,900
		$ 1,462,637
Tobacco – 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$620,000	$ 692,019
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$ 590,370
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	755,000	795,128
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	225,000	250,598
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	343,621
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	760,000	825,345
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	115,000	117,290
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	242,565
		$ 3,164,917
Universities - Colleges – 15.7%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2023	$420,000	$ 459,866
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	440,000	480,735
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2026	840,000	949,175
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,322,332
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,104,140
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,068,940
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	555,000	729,276
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,278,141
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	15,000	14,963
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	112,345
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,810,228
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,547,733
		$ 16,877,874
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$ 502,002
Utilities - Municipal Owned – 0.9%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$325,000	$ 350,951
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	478,074
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	135,000	138,637
		$ 967,662
Utilities - Other – 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$ 876,597
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	266,986
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	138,710
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	310,010
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	75,760
		$ 1,668,063
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 14.3%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$ 1,913,588
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/2032	1,500,000	1,599,360
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	200,000	214,836
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	43,906
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	515,000	553,949
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	195,746
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	21,808
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	21,537
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	38,472
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	43,580
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,156
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	55,276
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%,12/01/2040	75,000	90,706
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,120,820
Morgantown, WV, Combined Utility System Rev., “B”, BAM, 5%, 12/01/2043	2,000,000	2,272,680
Ogden City, Utah, Sewer and Water Rev., 3%, 6/15/2041	620,000	574,145
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,669,995
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	572,065
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,273,450
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,088,770
		$ 15,386,845
Total Municipal Bonds		$107,281,485
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.9% (v)	172,101	$ 172,101
Other Assets, Less Liabilities – (0.2)%		(198,633)
Net Assets – 100.0%		$107,254,953
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $172,101 and $107,281,485, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$107,281,485	$—	$107,281,485
Mutual Funds	172,101	—	—	172,101
Total	$172,101	$107,281,485	$—	$107,453,586
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	158,218	11,208,126	(11,194,243)	172,101
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$30	$17	$—	$3,942	$172,101

5

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2018, are as follows:
West Virginia	73.9%
Puerto Rico	6.2%
New York	3.1%
Guam	3.0%
California	2.4%
Illinois	2.0%
Massachusetts	1.9%
Florida	1.3%
Kentucky	1.1%
U.S. Virgin Islands	1.0%
Michigan	0.9%
South Carolina	0.7%
Tennessee	0.7%
Colorado	0.6%
Texas	0.6%
Utah	0.5%
Washington	0.5%
Indiana	0.4%
New Jersey	0.2%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2018

*	Print name and title of each signing officer under his or her signature.